================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                               (File No. 33-99080)

                         Pre-Effective Amendment No. __                     |_|
                         Post-Effective Amendment No. 11                    |X|
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                              (File No. 811-09128)

                                Amendment No. 13                            |X|
                        (Check appropriate box or boxes.)

                                JUNDT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
               (Address of Principal Executive Offices) (Zip Code)

                                 (952) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
                     (Name and Address of Agent for Service)

                                                    COPIES TO:
        James E. Nicholson                     Matthew L. Thompson                 P. Graham van der Leeuw
        Faegre & Benson LLP                    Faegre & Benson LLP                   Faegre & Benson LLP
90 South Seventh Street, Suite 2200   90 South Seventh Street, Suite 2200   90 South Seventh Street, Suite 2200
   Minneapolis, Minnesota 55402           Minneapolis, Minnesota 55402          Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):
         |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
         |X|      On May 1, 2002 pursuant to paragraph (b) of Rule 485
         |_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485
         |_|      On [date] pursuant to paragraph (a)(1) of Rule 485
         |_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         |_|      on [date] pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


================================================================================

                                JUNDT FUNDS, INC.

                     POST-EFFECTIVE AMENDMENT NO. 11 TO THE
                       REGISTRATION STATEMENT ON FORM N-1A

                   EXPLANATORY NOTE TO REGISTRATION STATEMENT

         Jundt Funds, Inc. (the "Registrant") currently is authorized to issue its shares in five series, as follows:

    Series A - Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"); Series B - Jundt Opportunity Fund ("Opportunity Fund");
    Series C - Jundt Twenty-Five Fund ("Twenty-Five Fund");
    Series D - Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund"); and
    Series E - Jundt Science & Technology Fund ("Science & Technology Fund")

         Part A consists of two prospectuses - one prospectus covering U.S. Emerging Growth Fund's, Opportunity Fund's, Twenty-Five Fund's, Mid-Cap Growth Fund's and Science & Technology Fund's Class A, B and C shares, and a separate prospectus covering U.S. Emerging Growth Fund's, Opportunity Fund's, Twenty-Five Fund's, Mid-Cap Growth Fund's and Science & Technology Fund's Class I shares.

         Part B consists of one Statement of Additional Information ("SAI") covering U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.


================================================================================

                                JUNDT FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART A


                                   PROSPECTUS

                               [LOGO] JUNDT FUNDS

                             GROWTH WITH AN EDGE(SM)





                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND



                                   PROSPECTUS





                                   MAY 1, 2002



     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Jundt Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This prospectus relates to each Fund's Class A, B and C shares (the only shares the general public may purchase) and to Growth Fund's Class I shares (which only certain investors may purchase). Class I shares of each Fund are also made available through a separate prospectus.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

     * GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     * U.S. EMERGING GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     * OPPORTUNITY FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * TWENTY-FIVE FUND maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * MID-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $250 million to approximately $10 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * SCIENCE & TECHNOLOGY FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. Your investment will not be a bank deposit and will not be insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Some of the more important risks of each Fund, and a brief description of these risks, are provided below.

GROWTH FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of medium-sized companies
* Risks of investing in options and futures contracts to protect against adverse market price changes

U.S. EMERGING GROWTH FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of smaller companies
* Risks of investing in options and futures contracts to protect against adverse market price changes

OPPORTUNITY FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of smaller and medium-sized companies
*  Risk of being a "non-diversified" fund
*  Risk of employing "leverage"
* Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
*  Risk of selling securities short

TWENTY-FIVE FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of smaller and medium-sized companies
*  Risk of being a "non-diversified" fund
*  Risk of employing "leverage"
* Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
*  Risk of selling securities short

MID-CAP GROWTH FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of smaller and medium- sized companies
*  Risk of being a "non-diversified" fund
*  Risk of employing "leverage"
* Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
*  Risk of selling securities short

SCIENCE & TECHNOLOGY FUND

*  General investment risk
*  Risk of owning equity securities
*  Risk of owning stocks of smaller and medium-sized companies
*  Risk of being a "non-diversified" fund
*  Risk of concentration of investments in a single market sector
*  Volatility of investments in the science and technology sector
*  Risk of employing "leverage"
* Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
*  Risk of selling securities short

     * GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     * RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices. In addition, growth stocks may underperform the stock market as a whole.

     * RISK OF OWNING SMALLER AND MEDIUM-SIZED COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     * RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

     * RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF INVESTMENTS IN THE SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

     * RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases the Fund's market exposure and its risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not been leveraged. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses.

     * RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to attempt to protect against changes in the price of its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the stock market.

     * RISK OF SELLING SECURITIES SHORT. When a security is sold "short" by a Fund, the Fund borrows the security sold and must replace the borrowed security at a specified future date. If the value of the security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. A Fund cannot be assured that it will be able to close out a short sale position at any particular time or at an acceptable price.

WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

     The following bar charts and tables show the Funds' annual returns and long-term performance. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

     The tables show returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GROWTH FUND

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

0.71%   0.06%  4.68%  17.81%  15.22%  10.85%  43.30%  19.97%  -15.49%  -25.12%
--------------------------------------------------------------------------------
'92**   '93**  '94**   '95**   '96     '97     '98     '99      '00      '01

------------------
 *QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
  CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.
**ANNUAL TOTAL RETURNS PRIOR TO DECEMBER 29, 1995 REFLECT THE FUND'S PERFORMANCE
  AS A CLOSED-END FUND.

    Best Quarter: ...............................   (Q4, '98)      24.32%
    Worst Quarter: ..............................   (Q3, '01)     (21.56)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                                 SINCE
                                                                                               INCEPTION
                                                           1-YEAR      5-YEAR     10-YEAR     (12/29/95)
                                                           ------      ------     -------     ----------
    Class A Return Before Taxes ......................     (29.68)%     2.36%       n/a          4.61%
    Class B Return Before Taxes ......................     (29.74)%     2.53%       n/a          4.81%
    Class C Return Before Taxes ......................     (26.80)%     2.88%       n/a          4.93%
    Class I Return Before Taxes ......................     (29.42)%     2.59%       4.99%        n/a
    Class I Return After Taxes on Distributions ......     (31.56)%    (0.85)%      1.82%        n/a
    Class I Return After Taxes on Distributions
     and Sale of Fund Shares .........................     (16.87)%     2.16%       3.43%        n/a
    Russell 1000 Growth Index* .......................     (20.42)%     8.27%      10.78%       10.61%
    Lipper Large Cap Growth Fund Index** .............     (23.87)%     7.50%      10.60%        9.56%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF THE AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

U.S. EMERGING GROWTH FUND

CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

43.40%  33.54%  38.65%  49.04%  -27.21%  -12.82%
--------------------------------------------------------------------------------
 '96     '97     '98     '99      '00      '01

------------------
*QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
 CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      44.60%
    Worst Quarter: ..............................   (Q4, '00)     (30.12)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                             SINCE
                                                                                           INCEPTION
                                                                   1-YEAR       5-YEAR      (1/2/96)
                                                                   ------       ------      --------
    Class A Return Before Taxes ..............................     (17.82)%     10.54%       15.45%
    Class A Return After Taxes on Distributions ..............     (17.82)%      6.54%       10.95%
    Class A Return After Taxes on Distributions and Sale of
     Fund Shares .............................................     (10.85)%      6.97%       10.83%
    Class B Return Before Taxes ..............................     (18.62)%     10.68%       15.66%
    Class C Return Before Taxes ..............................     (14.73)%     11.05%       15.81%
    Russell 2000 Growth Index* ...............................      (9.23)%      2.87%        4.20%
    Lipper Small Cap Growth Fund Index** .....................     (12.75)%      7.70%        9.20%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF THE AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000
  COMPANIES (THE 2,000 SMALLEST OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER SMALL CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "SMALL CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SMALL CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. THE INCEPTION DATE FOR THE LIPPER SMALL CAP GROWTH FUND INDEX DATA IS DECEMBER 29, 1995.

OPPORTUNITY FUND

CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

41.15%   60.83%   36.11%  -11.70%  -30.34%
--------------------------------------------------------------------------------
 '97      '98      '99      '00      '01

------------------
*QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
 CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      28.79%
    Worst Quarter: ..............................   (Q3, '01)     (24.93)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                             SINCE
                                                                                           INCEPTION
                                                                   1-YEAR       5-YEAR     (12/26/96)
                                                                   ------       ------     ----------
    Class A Return Before Taxes ..............................     (34.36)%     12.37%       12.04%
    Class A Return After Taxes on Distributions ..............     (34.36)%      8.71%        8.40%
    Class A Return After Taxes on Distributions and Sale of
     Fund Shares .............................................     (20.92)%      8.57%        8.29%
    Class B Return Before Taxes ..............................     (35.05)%     12.50%       12.29%
    Class C Return Before Taxes ..............................     (31.93)%     12.85%       12.52%
    Russell 3000 Growth Index* ...............................     (19.63)%      7.72%        7.43%
    Lipper Multi Cap Growth Fund Index** .....................     (25.16)%      8.13%        7.97%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF THE AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 3000
  INDEX COMPANIES (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

TWENTY-FIVE FUND

CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

75.21%   41.59%   -19.29%   -22.85%
--------------------------------------------------------------------------------
 '98      '99       '00       '01

------------------
*QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
 CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      23.52%
    Worst Quarter: ..............................   (Q3, '01)     (25.74)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                        1-YEAR       (12/31/97)
                                                                        ------       ----------
    Class A Return Before Taxes ...................................     (27.29)%       9.85%
    Class A Return After Taxes on Distributions ...................     (30.76)%       6.92%
    Class A Return After Taxes on Distributions and Sale of Fund
     Shares .......................................................     (13.48)%       7.38%
    Class B Return Before Taxes ...................................     (26.89)%       9.86%
    Class C Return Before Taxes ...................................     (24.34)%      10.64%
    Russell 3000 Growth Index* ....................................     (19.63)%       3.02%
    Lipper Multi Cap Growth Fund Index** ..........................     (25.16)%       4.71%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF THE AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 3000
  INDEX COMPANIES (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

MID-CAP GROWTH FUND

CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

-21.27%
--------------------------------------------------------------------------------
  '01

------------------
*QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
 CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '01)      27.82%
    Worst Quarter: ..............................   (Q3, '01)     (24.94)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                        1-YEAR       (6/30/00)
                                                                        ------       ---------
    Class A Return Before Taxes ...................................     (25.80)%      (12.80)%
    Class A Return After Taxes on Distributions ...................     (26.13)%      (13.55)%
    Class A Return After Taxes on Distributions and Sale of Fund
     Shares .......................................................     (15.62)%      (10.35)%
    Class B Return Before Taxes ...................................     (26.53)%      (12.90)%
    Class C Return Before Taxes ...................................     (23.00)%      (10.01)%
    Russell Mid Cap Growth Index* .................................     (20.15)%      (26.64)%
    Lipper Mid Cap Growth Fund Index** ............................     (21.07)%      (26.15)%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL MID CAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MID
  CAP INDEX COMPANIES (THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH INCLUDES THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE RUSSELL MID CAP GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MID CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF THE
  30 LARGEST "MID CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MID CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

SCIENCE & TECHNOLOGY FUND

CLASS A SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

-11.14%
--------------------------------------------------------------------------------
  '01

------------------
*QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
 CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '01)      29.41%
    Worst Quarter: ..............................   (Q1, '01)     (24.24)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                        SINCE
                                                                                      INCEPTION
                                                                        1-YEAR        (6/30/00)
                                                                        ------        ---------
    Class A Return Before Taxes ...................................     (16.26)%       (16.15)%
    Class A Return After Taxes on Distributions ...................     (16.26)%       (16.15)%
    Class A Return After Taxes on Distributions and Sale of Fund
     Shares .......................................................      (9.90)%       (12.80)%
    Class B Return Before Taxes ...................................     (17.11)%       (16.26)%
    Class C Return Before Taxes ...................................     (13.14)%       (13.36)%
    NASDAQ Composite Index* .......................................     (21.05)%       (37.70)%
    Lipper Science & Technology Fund Index** ......................     (34.72)%       (44.11)%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE NASDAQ COMPOSITE INDEX MEASURES THE COMPOSITE PERFORMANCE OF DOMESTIC
  COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS THE NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND ADRS. THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "SCIENCE & TECHNOLOGY" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

                                                       CLASS A    CLASS B    CLASS C    CLASS I
GROWTH FUND                                            -------    -------    -------    -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      5.75%     None        None       5.75
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      2.00%*    6.00%       1.50%      2.00%*

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.00%      1.00%      1.00%      1.00%
 Distribution and/or Service (12b-1) Fees .........      0.25       1.00       1.00       None
 Other Expenses ...................................      0.83       0.83       0.83       0.83
                                                         ----       ----       ----       ----
 Total Annual Fund Operating Expenses .............      2.08%      2.83%      2.83%      1.83%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                ------    -------     -------    --------
      Class A ...............    $774      $1,189      $1,629      $2,847
      Class B ...............     886       1,277       1,794       2,979
      Class C ...............     436         877       1,494       3,157
      Class I ...............     750       1,117       1,508       2,599

You would pay the following expenses if you did not redeem your shares:

      Class B ...............    $286      $  877      $1,494      $2,979
      Class C ...............     286         877       1,494       3,157

                                                       CLASS A     CLASS B     CLASS C
U.S. EMERGING GROWTH FUND                              -------     -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      5.75%       None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      2.00%*      6.00%       1.50%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.00%       1.00%       1.00%
 Distribution and/or Service (12b-1) Fees .........      0.25        1.00        1.00
 Other Expenses ...................................      0.89        0.89        0.89
                                                         ----        ----        ----
 Total Annual Fund Operating Expenses .............      2.14%       2.89%       2.89%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of U.S. Emerging Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                ------    -------     -------    --------
      Class A ...............    $780      $1,206      $1,658      $2,905
      Class B ...............     892       1,295       1,823       3,037
      Class C ...............     442         895       1,523       3,214

You would pay the following expenses if you did not redeem your shares:

      Class B ...............    $292      $  895      $1,523      $3,037
      Class C ...............     292         895       1,523       3,214

                                                       CLASS A     CLASS B     CLASS C
OPPORTUNITY FUND                                       -------     -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      5.75%       None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      2.00%*      6.00%       1.50%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.30%       1.30%       1.30%
 Distribution and/or Service (12b-1) Fees .........      0.25        1.00        1.00
 Other Expenses ...................................      1.21        1.21        1.21
                                                         ----        ----        ----
 Total Annual Fund Operating Expenses .............      2.76%       3.51%       3.51%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Opportunity Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                ------    -------     -------    --------
      Class A ...............    $838      $1,382      $1,950      $3,487
      Class B ...............     954       1,477       2,122       3,616
      Class C ...............     504       1,077       1,822       3,783

You would pay the following expenses if you did not redeem your shares:

      Class B ...............    $354      $1,077      $1,822      $3,616
      Class C ...............     354       1,077       1,822       3,783

                                                             CLASS A      CLASS B     CLASS C
TWENTY-FIVE FUND                                             -------      -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). ..................      5.75%        None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) .........................      2.00%*       6.00%       1.50%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ........................................      1.30%        1.30%       1.30%
 Distribution and/or Service (12b-1) Fees ...............      0.25         1.00        1.00
 Other Expenses .........................................      1.11         1.11        1.11
                                                               ----         ----        ----
 Total Annual Fund Operating Expenses ...................      2.66%        3.41%       3.41%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Twenty-Five Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                ------     -------     -------    --------
      Class A ...............     $829      $1,354      $1,904      $3,396
      Class B ...............      944       1,448       2,074       3,525
      Class C ...............      494       1,048       1,774       3,694

You would pay the following expenses if you did not redeem your shares:

      Class B ...............    $344      $1,048      $1,774      $3,525
      Class C ...............     344       1,048       1,774       3,694

                                                       CLASS A     CLASS B     CLASS C
MID-CAP GROWTH FUND                                    -------     -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). ............      5.75%       None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      2.00%*      6.00%       1.50%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.30%       1.30%       1.30%
 Distribution and/or Service (12b-1) Fees .........      0.25        1.00        1.00
 Other Expenses ...................................      1.68        1.68        1.68
                                                         ----        ----        ----
 Total Annual Fund Operating Expenses .............      3.23%       3.98%       3.98%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Mid-Cap Growth Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
                               ------     -------     -------    --------
      Class A ...............  $  882      $1,513      $2,166      $3,903
      Class B ...............   1,000       1,612       2,341       4,030
      Class C ...............     550       1,212       2,041       4,189

You would pay the following expenses if you did not redeem your shares:

      Class B ...............  $  400      $1,212      $2,041      $4,030
      Class C ...............     400       1,212       2,041       4,189

                                                       CLASS A     CLASS B     CLASS C
SCIENCE & TECHNOLOGY FUND                              -------     -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). ............      5.75%       None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      2.00%*      6.00%       1.50%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.30%       1.30%       1.30%
 Distribution and/or Service (12b-1) Fees .........      0.25        1.00        1.00
 Other Expenses ...................................      3.45        3.45        3.45
                                                         ----        ----        ----
 Total Annual Fund Operating Expenses .............      5.00%       5.75%       5.75%

------------------
*Applicable during first year of any purchase of $500,000 and above. No front-end sales charges apply to such purchases.

ALTHOUGH CLASS A SHAREHOLDERS NORMALLY PAY A SALES CHARGE WHEN THEY PURCHASE SHARES, LONG TERM SHAREHOLDERS MAY PAY LESS OVERALL FEES AND EXPENSES (SALES CHARGES AND 12b-1 FEES) BY PURCHASING CLASS A SHARES INSTEAD OF CLASS B OR CLASS C SHARES. CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH CLASS IS MOST SUITABLE FOR YOU.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Science & Technology Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
                               ------     -------     -------    --------
      Class A ...............  $1,046      $1,989      $2,931      $5,288
      Class B ...............   1,173       2,106       3,122       5,406
      Class C ...............     723       1,706       2,822       5,539

You would pay the following expenses if you did not redeem your shares:

      Class B ...............  $  573      $1,706      $2,822      $5,406
      Class C ...............     573       1,706       2,822       5,539

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.

INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

     * GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     * U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     * OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the

          Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $250 million to approximately $10 billion). In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation.

     Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, Jundt Associates selects stocks without regard to market sectors (except with respect to Science & Technology Fund) and other defined selection criteria or the potential for dividends.

     A Fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds may not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use short-selling for purposes of attempting to increase investment return.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A smaller, more rapidly growing Fund (such as Mid-Cap Growth Fund or Science & Technology Fund) generally will experience higher portfolio turnover. In addition, a Fund that engages in more frequent short-term transactions will have a higher portfolio turnover rate. Each Fund's portfolio turnover rate has from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These and other instruments and practices and their related risks are described in the Statement of Additional Information.

OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers.

Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the non-diversified Funds may invest more than 25% of its assets in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government Securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more sectors but may not invest more than 25% of its assets in any single industry. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

     INITIAL PUBLIC OFFERING RISK. The Funds may participate in the initial public offering (IPO) market, and a portion of the Funds' returns have been attributed to investments in IPOs. As a general matter, participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's asset base grows. Further, IPOs may not be consistently available to a Fund for investing.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM SIZED COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases these Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to attempt to hedge, or protect, against changes in the prices of portfolio securities when Jundt Associates believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ these techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize these techniques effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If a Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving these Funds the obligation to sell the underlying security to the buyer of the option at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on a securities index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specified price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In hedging transactions, changes in the prices of futures contracts or options may not correlate perfectly with the changes in the market value of securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for the options or futures contracts. However, there is no guarantee that a Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to attempt to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund or Science & Technology Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the borrowed security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between these dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, none of these Funds may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. Each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

     In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."


                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul Bottum.

     * JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 38 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

     * MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of The Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 15 years of investment and related experience.

     * PAUL W. BOTTUM has been a Portfolio Manager with Jundt Associates since 2000 as well as an Analyst with Jundt Associates since 1999. In 1998, he was the Vice President of Sales of cMore Medical, Inc. From 1995 to 1998, he was the Director of Marketing of Spine-Tech, Inc. From 1991 to 1995, he was a project manager with Scimed Life Systems. He graduated from the University of Wisconsin in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration. He graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

     Each Fund also engages various other service providers, as described under "Firms that Provide Services to the Funds" below.


                             HOW TO BUY FUND SHARES

GENERAL INFORMATION

     You may purchase Fund shares on any day that the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays). A Fund may reject any order its officers determine is not in the best interests of the Fund or its shareholders, and the offering of Fund shares may be suspended or limited at any time without notice to shareholders. A Fund may also suspend, modify or terminate any purchase option, policy or plan at any time without notice to shareholders.

     DETERMINATION OF NAV. If you purchase Fund shares, you pay the next-determined net asset value (NAV) of the shares after your order is received, plus any applicable sales charge. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, those investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in any class of Fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as specified below).

     * PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee WI, 53201-0701 (for regular mail) or Jundt Funds, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

     * PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the applicable Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address provided under "Purchases By Mail").

     * PURCHASES BY WIRE. Please call 1-800-370-0612 prior to sending the wire in order to obtain confirmation number and ensure prompt and accurate handling of the funds. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

          U.S. Bank, N.A.
          777 East Wisconsin Avenue
          Milwaukee, WI 53202
          ABA # 042000013
          CREDIT: U.S. Bancorp Fund Services DDA #112-952-137
          FURTHER CREDIT: Jundt Funds (Name of Fund, Shareholder name and account number)

     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no additional fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

     In addition, you may be subject to different cutoff times for orders to purchase or redeem Fund shares through a broker or agent. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective the same day. This allows your broker or agent time to process your request and transmit it to the Funds.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

     12b-1 PLANS. Each Fund has adopted a 12b-1 plan for each class of its shares (except for Growth Fund's Class I shares, which are not subject to any 12b-1 fees). The 12b-1 plan allows each class to pay distribution and other fees for the sale of its shares and for services provided to shareholders. These fees are paid out of the assets of each share class on an ongoing basis. Therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A, Class B and Class C shares of each Fund bear 12b-1 "service" fees of .25% per year of average net assets. In addition, Class B and Class C shares of each Fund bear 12b-1 "distribution" fees of .75% per year of average net assets.

     COMPENSATION PAID TO DEALERS. From time to time, U.S. Growth Investments may engage in special promotions of Fund shares. In connection with these special promotions, U.S. Growth Investments will pay firms with whom it has selling agreements an additional dealer concession of up to 1.5% of the value of the shares sold by its brokers or agents. The additional compensation may be subject to a charge-back based on the nature and/or the timing of a subsequent redemption of the Fund shares. Investors will not pay any additional charges as a result of any special promotion.

     HOUSEHOLDING. Whenever practical and to the extent permitted by applicable law, a single report, prospectus or other regulatory communication will be mailed to shareholders who share the same household. Please call 1-800-370-0612, or write to the Funds at the address listed on the back of this prospectus, to request additional copies free of charge or that we discontinue our practice of householding regulatory materials.


                      DECIDING WHICH CLASS OF SHARES TO BUY

     Each Fund offers you the choice of three share classes -- Class A, Class B and Class C -- each subject to different sales charges and other expenses. IN ADDITION, GROWTH FUND OFFERS CERTAIN LIMITED CLASSES OF INVESTORS ITS CLASS I SHARES, DISCUSSED BELOW. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

     In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

CLASS A SHARES

     Class A shares are sold at their NAV plus the applicable initial sales charge. As noted in the following table, the sales charge decreases as the size of the purchase increases.

                                                  SALES CHARGE YOU PAY AS A % OF
                                                  ------------------------------
                                                                       AMOUNT
     AMOUNT OF YOUR CLASS A INVESTMENT              OFFERING PRICE    INVESTED
     ---------------------------------             ----------------  ----------
     Less than $50,000 ............................      5.75%          6.10%
     At least $50,000 but less than $100,000 ......      4.75%          4.99%
     At least $100,000 but less than $250,000 .....      3.75%          3.90%
     At least $250,000 but less than $500,000 .....      2.75%          2.83%
     At least $500,000 ............................      None*          None*

------------------
*On investments of $500,000 up to $1 million you will pay a deferred sales charge at the time you redeem of 2% if the redemption occurs in the first year, 1% if the redemption occurs in the second year and 0.5% if the redemption occurs in the third year. On investments of $1 million or more you will pay a deferred sales charge at the time you redeem of 1% if the redemption occurs in the first year and 0.5% if the redemption occurs in the second year.

     SPECIAL PURCHASE PLANS -- REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The Statement of Additional Information includes information about these plans.

     SERVICE (12b-1) FEES. Class A shares are subject to a service fee equal to ..25% per year of their average daily NAV.

     WAIVER OF SALES CHARGES. You must notify the Funds of your eligibility for any waiver of sales charges. You will not be charged an initial or deferred sales charge if you are within one or more of the following categories:

     * You pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. TO QUALIFY, YOU MUST PURCHASE YOUR CLASS A SHARES WITHIN 60 DAYS AFTER THE REDEMPTION.

     * You are an investment executive or another employee of a firm that has a selling agreement with U.S. Growth Investments, an employee of a service provider to the Funds or a parent or an immediate family member of any such person.

     * You are a trust company or bank trust department and are making the investment for any funds held in a fiduciary, agency, advisory, custodial or similar capacity.

     * You are a state or a political subdivision of a state, or an instrumentality, department, authority or agency of a state or a political subdivision.

     * You are a registered investment adviser investing for your own account or an advisory client's account.

     * You are an employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (which does not include IRAs) or a custodial account under Section 403(b)(7) of the Internal Revenue Code (also known as tax-sheltered annuities).

CLASS B SHARES

     If you purchase Class B shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge of up to 6% from your redemption proceeds if you redeem your Class B shares within seven years of purchase. The deferred sales charge depends on the number of years since the purchase was made, according to the following table. It is calculated on the NAV of the Class B shares at the time of their purchase or the time of redemption (whichever is less).

                                                               DEFERRED SALES
     REDEMPTION DURING THE                                        CHARGE %
     ---------------------                                        --------
     First year after purchase ...............................       6%
     2nd year after purchase .................................       5%
     3rd year after purchase .................................       4%
     4th year after purchase .................................       4%
     5th year after purchase .................................       3%
     6th year after purchase .................................       2%
     7th year after purchase .................................       1%
     Thereafter ..............................................      None

     Class B shares may not be the best choice for you if you intend to invest $500,000 or more. Accordingly, the Funds will treat orders for Class B shares of $500,000 or more as orders for Class A shares or decline such orders.

     DISTRIBUTION AND SERVICE (12b-1) FEES. Class B shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. Over time, these higher 12b-1 fees will cause Class B shares to have a higher expense ratio and to have lower returns than Class A shares.

     CONVERSION FEATURE. On the 15th day of the month (or the next business day if the 15th is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, those shares (including a proportionate amount of reinvested distributions on those shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher 12b-1 fees. Your
Class B shares will convert into Class A shares on the basis of their relative NAVs. The Class A shares you receive will not be subject to any sales charges. Any Class B shares you acquired by exercise of the "reinstatement privilege" (described under "How to Sell Your Fund Shares") will convert into Class A shares based on the time period beginning from the point of reinvestment.

CLASS C SHARES

     If you purchase Class C shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge of 1.5% from your redemption proceeds if you redeem your Class C shares within eighteen months of purchase.

     DISTRIBUTION AND SERVICE (12b-1) FEES. Class C shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. These higher 12b-1 fees will cause Class C shares to have a higher expense ratio and to have lower returns than Class A shares.

     As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than six years (the deferred sales charge period applicable to Class B shares), you may decide that Class B shares are preferable to Class C shares. This is because the Class B shares will automatically convert to Class A shares (to which lower 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than six years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term deferred sales charge applicable to Class B shares. If you anticipate even a shorter time frame, you may choose Class C shares over Class A shares because Class C shares (unlike Class A shares) are not subject to an initial sales charge. Remember, however, that the Funds are designed for long-term investment, and you should not invest in the Funds if you are looking for current income or short-term market gains. Class A shares may be the best overall choice if you contemplate a long-term investment.

GROWTH FUND CLASS I SHARES

     GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:

     * were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

     * are a director, officer, employee or consultant of the Funds (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth Investments, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

     Accounts benefiting any of these persons also may purchase Class I Growth Fund shares.

     Growth Fund's Class I shares are sold at their NAV plus the applicable initial sales charge, which varies with the amount of the investment. The current sales charges are the same as those imposed on Class A shares. See "Class A Shares" above. Growth Fund's Class I shares are not subject to any distribution or service (12b-1) fees.

     WAIVER OF SALES CHARGES. Class I sales charges do not apply to any category of investors qualifying for a sales charge waiver with respect to Class A shares. See "Class A Shares" above. Class I sales charges also do not apply to investments by directors, officers, employees or consultants of the Funds (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth Investments, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefiting any of those persons.

     SPECIAL PURCHASE PLANS. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I shares. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The Statement of Additional Information includes information about these plans.


                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after the Funds' receipt of your redemption request (minus any applicable deferred sales charge). You may be subject to different cutoff times if you are redeeming Fund shares through a broker or agent. In these cases, you will have to place your redemption request by an earlier time in order for your redemption to be effective the same day. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     If you own more than one class of a Fund's shares, you should specify the class or classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (generally, weekends and customary national holidays). The Funds also may suspend or modify any right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     Generally, proceeds will be paid in cash. However, to minimize the effect of large redemption requests on a Fund and its remaining shareholders, each Fund reserves the right to pay redemptions "in kind," which means you would be paid in portfolio securities. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. If a redemption were made in kind, a shareholder would incur transaction costs in disposing of any securities received.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     *    you request to redeem more than $50,000 worth of shares;

     * you have changed your account registration or address within the last 30 days;

     * you request the check be mailed to a different address than the one on your account;

     * you request the check be made payable to someone other than the account owner; or

     * you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     DEFERRED SALES CHARGES. Any applicable deferred sales charges will be calculated and based on the NAV of the shares at the time of purchase or at the time of redemption (whichever is less). The Funds will not impose any deferred sales charge on any shares that represent reinvestments of distributions.

     To minimize the amount of the deferred sales charge you may pay when you sell your shares, the Funds assume that shares acquired through reinvested distributions (which are not subject to a deferred sales charge) are sold first. Shares that have been in your account long enough that they are not subject to a deferred sales charge are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to youngest). The amount of any deferred sales charge that you pay will be based on the shares' original purchase price or current NAV, whichever is less.

     The Funds will calculate the deferred sales charge in a manner that results in the lowest rate being charged. Therefore, the Funds will assume that a redemption of Class B or Class C shares is made first of shares representing reinvestments of distributions and then of remaining shares held by the shareholder for the longest period of time. If you own Class A and Class B shares, then unless you choose otherwise, the Funds will redeem your Class B shares not subject to a sales charge in full before they redeem any of your Class A shares not subject to a sales charge.

     You will not pay a deferred sales charge when you exchange shares of a Fund to buy the same class of shares of any other Jundt mutual fund. For the purposes of calculating the deferred sales charge when you sell the shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of the Fund.

     The Class B share deferred sales charge generally will be waived under the following circumstances:

     *    when a Fund closes accounts with balances under $1,000;

     * benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans;

     * eligible mandatory distributions under 403(b) plans and IRAs to shareholders who have attained the age of 701/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Class B shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the deferred sales charge waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the Class B shares bear to the total investment account;

     * death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if the shares are redeemed within one year of death or determination of disability; and

     * payments under a systematic withdrawal plan, up to 12% per year, provided the minimum distribution under the plan is no less than $250 per month, and the account balance at inception of the withdrawals is at least $25,000. Shares received from reinvestments of distributions are included in calculating the 12%. Withdrawals in excess of 12% will subject the entire annual withdrawal to the deferred sales load.

     REINSTATEMENT PRIVILEGE. U.S. Growth Investments will credit back to your account all or a portion of any deferred sales charge that you paid if, within 90 days after the redemption, all or any portion of your redemption proceeds are reinvested in shares of the same share class of any of the Funds. YOU MUST NOTIFY THE FUNDS OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to any applicable deferred sales charges, which will be calculated and based on the NAV of the shares at the time of reinvestment (the deferred sales charge period will start over on the reinvestment date).

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund. If you own Class A or Class I shares of a Fund, you may exchange them for Class A shares (or Class I shares, if you are eligible to purchase Class I shares) of another Fund.

     The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a deferred sales charge, the charge will not be imposed when the exchange is made. However, the acquired shares will be subject to the same deferred sales charge as the shares exchanged (as if no exchange had occurred). The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem them by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee of $15.00 for wire transfers.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a withdrawal plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares

(of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES

     Distributions from a Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.

                                                               NET REALIZED
                                 BEGINNING                          AND          DIVIDENDS    DISTRIBUTIONS
                                 NET ASSET         NET          UNREALIZED       FROM NET       FROM NET
                                 VALUE PER     INVESTMENT     GAIN (LOSS) ON    INVESTMENT      REALIZED
                                   SHARE          LOSS          INVESTMENTS       INCOME          GAINS
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/01 .........     $11.29         (0.13)           (2.75)           --            (0.99)
 Year ended 12/31/00 .........     $17.68         (0.21)           (2.50)           --            (3.68)
 Year ended 12/31/99 .........     $16.66         (0.18)            3.45            --            (2.25)
 Year ended 12/31/98 .........     $14.20         (0.24)            6.22            --            (3.52)
 Year ended 12/31/97 .........     $13.64         (0.23)            1.64            --            (0.85)
Class B
 Year ended 12/31/01 .........     $10.66         (0.19)           (2.58)           --            (0.99)
 Year ended 12/31/00 .........     $17.07         (0.32)           (2.41)           --            (3.68)
 Year ended 12/31/99 .........     $16.23         (0.30)            3.33            --            (2.19)
 Year ended 12/31/98 .........     $13.99         (0.35)            6.11            --            (3.52)
 Year ended 12/31/97 .........     $13.56         (0.32)            1.60            --            (0.85)
Class C
 Year ended 12/31/01 .........     $10.71         (0.19)           (2.59)           --            (0.99)
 Year ended 12/31/00 .........     $17.13         (0.33)           (2.41)           --            (3.68)
 Year ended 12/31/99 .........     $16.25         (0.30)            3.34            --            (2.16)
 Year ended 12/31/98 .........     $13.97         (0.35)            6.15            --            (3.52)
 Year ended 12/31/97 .........     $13.54         (0.30)            1.58            --            (0.85)
Class I
 Year ended 12/31/01 .........     $11.49         (0.11)           (2.79)           --            (0.99)
 Year ended 12/31/00 .........     $17.89         (0.17)           (2.55)           --            (3.68)
 Year ended 12/31/99 .........     $16.83         (0.14)            3.49            --            (2.29)
 Year ended 12/31/98 .........     $14.28         (0.20)            6.27            --            (3.52)
 Year ended 12/31/97 .........     $13.69         (0.19)            1.63            --            (0.85)
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/01 .........     $13.81         (0.19)           (1.58)           --               --
 Year ended 12/31/00 .........     $21.85         (0.20)           (5.83)           --            (2.01)
 Year ended 12/31/99 .........     $14.96         (0.08)            7.39            --            (0.42)
 Year ended 12/31/98 .........     $13.09         (0.17)            5.02            --            (2.98)
 Year ended 12/31/97 .........     $12.42         (0.11)            4.09            --            (3.31)
Class B
 Year ended 12/31/01 .........     $13.26         (0.27)           (1.51)           --               --
 Year ended 12/31/00 .........     $21.25         (0.35)           (5.63)           --            (2.01)
 Year ended 12/31/99 .........     $14.62         (0.19)            7.18            --            (0.36)
 Year ended 12/31/98 .........     $12.90         (0.27)            4.92            --            (2.93)
 Year ended 12/31/97 .........     $12.37         (0.21)            4.05            --            (3.31)
Class C
 Year ended 12/31/01 .........     $13.25         (0.27)           (1.51)           --               --
 Year ended 12/31/00 .........     $21.24         (0.35)           (5.63)           --            (2.01)
 Year ended 12/31/99 .........     $14.63         (0.19)            7.17            --            (0.37)
 Year ended 12/31/98 .........     $12.88         (0.27)            4.94            --            (2.92)
 Year ended 12/31/97 .........     $12.36         (0.21)            4.04            --            (3.31)

------------------

(1)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

     ENDING           RATIO TO AVERAGE NET ASSETS
   NET ASSET    ----------------------------------------                    PORTFOLIO       NET ASSETS AT
   VALUE PER    NET INVESTMENT        NET         GROSS         TOTAL       TURNOVER       END OF PERIOD
     SHARE           LOSS          EXPENSES     EXPENSES      RETURN(1)       RATE        (000'S OMITTED)
---------------------------------------------------------------------------------------------------------


    $ 7.42          (1.41)%          2.08%        2.08%        (25.38)%        146%           $ 1,982
    $11.29          (1.22)%          1.77%        1.77%        (15.61)%        165%           $ 2,162
    $17.68          (0.97)%          1.81%        1.81%         19.71%         127%           $ 2,880
    $16.66          (1.45)%          2.14%        2.14%         42.90%          78%           $   954
    $14.20          (1.49)%          2.18%        2.18%         10.67%         115%           $   604

    $ 6.90          (2.16)%          2.83%        2.83%        (25.85)%        146%           $ 1,819
    $10.66          (1.97)%          2.52%        2.52%        (16.30)%        165%           $ 3,145
    $17.07          (1.70)%          2.56%        2.56%         18.72%         127%           $ 3,650
    $16.23          (2.18)%          2.89%        2.89%         41.98%          78%           $   515
    $13.99          (2.28)%          2.93%        2.93%          9.77%         115%           $   189

    $ 6.94          (2.16)%          2.83%        2.83%        (25.83)%        146%           $   644
    $10.71          (1.97)%          2.52%        2.52%        (16.32)%        165%           $ 1,250
    $17.13          (1.72)%          2.56%        2.56%         18.82%         127%           $ 1,188
    $16.25          (2.15)%          2.89%        2.89%         42.32%          78%           $   256
    $13.97          (2.32)%          2.93%        2.93%          9.82%         115%           $    80

    $ 7.60          (1.16)%          1.83%        1.83%        (25.12)%        146%           $38,340
    $11.49          (0.97)%          1.52%        1.52%        (15.49)%        165%           $63,315
    $17.89          (0.77)%          1.56%        1.56%         19.97%         127%           $93,521
    $16.83          (1.23)%          1.89%        1.89%         43.30%          78%           $88,752
    $14.28          (1.22)%          1.93%        1.93%         10.85%         115%           $80,964


    $12.04          (1.67)%          2.14%        2.14%        (12.82)%         86%           $23,300
    $13.81          (0.90)%          1.82%        1.82%        (27.21)%        112%           $38,791
    $21.85          (0.25)%          1.80%        2.13%         49.04%         248%           $34,531
    $14.96          (1.16)%          1.80%        2.93%         38.65%         197%           $ 8,058
    $13.09          (0.88)%          1.80%        3.35%         33.54%         264%           $ 2,117

    $11.48          (2.42)%          2.89%        2.89%        (13.42)%         86%           $21,351
    $13.26          (1.65)%          2.57%        2.57%        (27.75)%        112%           $29,279
    $21.25          (1.00)%          2.55%        2.88%         47.96%         248%           $28,106
    $14.62          (1.91)%          2.55%        3.68%         37.64%         197%           $ 8,462
    $12.90          (1.63)%          2.55%        4.10%         32.55%         264%           $ 3,786

    $11.47          (2.42)%          2.89%        2.89%        (13.43)%         86%           $13,006
    $13.25          (1.65)%          2.57%        2.57%        (27.76)%        112%           $19,627
    $21.24          (1.00)%          2.55%        2.88%         47.88%         248%           $18,450
    $14.63          (1.91)%          2.55%        3.68%         37.82%         197%           $ 3,301
    $12.88          (1.63)%          2.55%        4.10%         32.50%         264%           $ 1,519

                                                          NET REALIZED
                                BEGINNING                      AND         DIVIDENDS   DISTRIBUTIONS    ENDING
                                NET ASSET       NET        UNREALIZED      FROM NET       FROM NET     NET ASSET
                                VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT      REALIZED     VALUE PER
                                  SHARE        LOSS        INVESTMENTS      INCOME         GAINS         SHARE
----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/01 ..........   $16.84       (0.26)         (4.85)            --            --         $11.73
 Year ended 12/31/00 ..........   $21.42       (0.35)         (2.11)            --         (2.12)        $16.84
 Year ended 12/31/99 ..........   $15.84       (0.20)           5.92            --         (0.14)        $21.42
 Year ended 12/31/98 ..........   $11.03       (0.17)           6.81            --         (1.83)        $15.84
 Year ended 12/31/97 ..........   $ 9.87       (0.17)           4.12            --         (2.79)        $11.03
Class B
 Year ended 12/31/01 ..........   $16.34       (0.35)         (4.70)            --            --         $11.29
 Year ended 12/31/00 ..........   $21.00       (0.50)         (2.04)            --         (2.12)        $16.34
 Year ended 12/31/99 ..........   $15.60       (0.33)           5.81            --         (0.08)        $21.00
 Year ended 12/31/98 ..........   $10.94       (0.27)           6.73            --         (1.80)        $15.60
 Year ended 12/31/97 ..........   $ 9.87       (0.26)           4.12            --         (2.79)        $10.94
Class C
 Year ended 12/31/01 ..........   $16.28       (0.35)         (4.68)            --            --         $11.25
 Year ended 12/31/00 ..........   $20.93       (0.50)         (2.03)            --         (2.12)        $16.28
 Year ended 12/31/99 ..........   $15.56       (0.33)           5.80            --         (0.10)        $20.93
 Year ended 12/31/98 ..........   $10.93       (0.27)           6.71            --         (1.81)        $15.56
 Year ended 12/31/97 ..........   $ 9.87       (0.25)           4.10            --         (2.79)        $10.93
TWENTY-FIVE FUND
Class A
 Year ended 12/31/01 ..........   $17.05       (0.19)         (3.81)            --         (3.04)        $10.01
 Year ended 12/31/00 ..........   $22.74       (0.45)         (3.91)            --         (1.33)        $17.05
 Year ended 12/31/99 ..........   $16.06       (0.17)           6.85            --            --         $22.74
 Year ended 12/31/98 ..........   $10.00       (0.15)           7.63         (0.07)        (1.35)        $16.06
Class B
 Year ended 12/31/01 ..........   $16.59       (0.29)         (3.70)            --         (3.04)        $ 9.56
 Year ended 12/31/00 ..........   $22.34       (0.61)         (3.81)            --         (1.33)        $16.59
 Year ended 12/31/99 ..........   $15.89       (0.32)           6.77            --            --         $22.34
 Year ended 12/31/98 ..........   $10.00       (0.27)           7.57         (0.06)        (1.35)        $15.89
Class C
 Year ended 12/31/01 ..........   $16.69       (0.29)         (3.73)            --         (3.04)        $ 9.63
 Year ended 12/31/00 ..........   $22.48       (0.61)         (3.85)            --         (1.33)        $16.69
 Year ended 12/31/99 ..........   $15.96       (0.32)           6.84            --            --         $22.48
 Year ended 12/31/98 ..........   $10.00       (0.25)           7.58         (0.02)        (1.35)        $15.96

------------------
(1)Excluding interest expense, net of reimbursement.

(2)Excluding interest expense, before reimbursement.

(3)Including interest expense, before reimbursement.

(4)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

                     RATIO TO AVERAGE NET ASSETS
---------------------------------------------------------------------
                                                     GROSS EXPENSES                     PORTFOLIO      NET ASSETS AT
  NET INVESTMENT        NET            GROSS           INCLUDING            TOTAL        TURNOVER      END OF PERIOD
       LOSS         EXPENSES(1)     EXPENSES(2)   INTEREST EXPENSE(3)     RETURN(4)        RATE       (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------


     (1.95)%           2.26%           2.26%             2.76%             (30.34)%         192%           $26,057
     (1.56)%           2.07%           2.07%             2.19%             (11.70)%         286%           $55,499
     (1.11)%           2.14%           2.29%             2.32%              36.11%          318%           $23,977
     (1.28)%           2.14%           3.35%             3.45%              60.83%          376%           $ 9,852
     (1.71)%           2.14%           6.57%             6.85%              41.15%          298%           $ 1,084

     (2.70)%           3.01%           3.01%             3.51%             (30.91)%         192%           $26,266
     (2.31)%           2.82%           2.82%             2.94%             (12.31)%         286%           $37,654
     (1.86)%           2.89%           3.04%             3.07%              35.10%          318%           $24,604
     (2.03)%           2.89%           4.10%             4.20%              59.60%          376%           $ 8,388
     (2.36)%           2.89%           7.32%             7.50%              40.25%          298%           $ 2,298

     (2.70)%           3.01%           3.01%             3.51%             (30.90)%         192%           $17,467
     (2.31)%           2.82%           2.82%             2.94%             (12.31)%         286%           $27,188
     (1.86)%           2.89%           3.04%             3.07%              35.13%          318%           $18,171
     (2.06)%           2.89%           4.10%             4.20%              59.53%          376%           $ 2,764
     (2.49)%           2.89%           7.32%             7.63%              40.12%          298%           $   427


     (1.33)%           2.61%           2.61%             2.66%             (22.85)%         121%           $ 6,525
     (2.04)%           2.15%           2.15%             2.43%             (19.29)%         115%           $15,353
     (0.94)%           2.25%           2.63%             N/A                41.59%          213%           $18,020
     (1.06)%           2.25%           9.37%             N/A                75.21%          294%           $ 3,181

     (2.08)%           3.36%           3.36%             3.41%             (23.43)%         121%           $10,152
     (2.79)%           2.90%           2.90%             3.18%             (19.91)%         115%           $16,690
     (1.69)%           3.00%           3.38%             N/A                40.59%          213%           $17,734
     (1.78)%           3.00%          10.12%             N/A                73.37%          294%           $ 2,321

     (2.08)%           3.36%           3.36%             3.41%             (23.48)%         121%           $ 5,380
     (2.79)%           2.90%           2.90%             3.18%             (19.96)%         115%           $11,088
     (1.69)%           3.00%           3.38%             N/A                40.85%          213%           $14,093
     (1.81)%           3.00%          10.12%             N/A                73.69%          294%           $   667

                                                                            NET REALIZED
                                               BEGINNING                         AND          DIVIDENDS    DISTRIBUTIONS
                                               NET ASSET        NET          UNREALIZED       FROM NET       FROM NET
                                               VALUE PER     INVESTMENT    GAIN (LOSS) ON    INVESTMENT      REALIZED
                                                 SHARE     INCOME (LOSS)     INVESTMENTS       INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Year ended 12/31/01 ......................     $10.65        (0.21)           (2.06)            --            (0.12)
 Period from 6/30/00* to 12/31/00 .........     $10.00          0.01            0.95             --            (0.31)
Class B
 Year ended 12/31/01 ......................     $10.61        (0.27)           (2.06)            --            (0.12)
 Period from 6/30/00* to 12/31/00 .........     $10.00        (0.03)            0.95             --            (0.31)
Class C
 Year ended 12/31/01 ......................     $10.60        (0.27)           (2.05)            --            (0.12)
 Period from 6/30/00* to 12/31/00 .........     $10.00        (0.03)            0.94             --            (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Year ended 12/31/01 ......................     $ 9.16        (0.34)           (0.68)            --               --
 Period from 6/30/00* to 12/31/00 .........     $10.00        (0.05)           (0.79)            --               --
Class B
 Year ended 12/31/01 ......................     $ 9.14        (0.39)           (0.69)            --               --
 Period from 6/30/00* to 12/31/00 .........     $10.00        (0.09)           (0.77)            --               --
Class C
 Year ended 12/31/01 ......................     $ 9.14        (0.39)           (0.69)            --               --
 Period from 6/30/00* to 12/31/00 .........     $10.00        (0.09)           (0.77)            --               --

------------------
  *Commencement of operations.

(1)Excluding interest expense, net of reimbursement.

(2)Excluding interest expense, before reimbursement.

(3)Including interest expense, before reimbursement.

(4)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total returns for periods of less than one full year are not annualized.

(5)Adjusted to an annual basis.

                                 RATIO TO AVERAGE NET ASSETS
               ---------------------------------------------------------------
    ENDING        NET
  NET ASSET    INVESTMENT                                     GROSS EXPENSES                   PORTFOLIO    NET ASSETS AT
  VALUE PER      INCOME          NET            GROSS       INCLUDING INTEREST      TOTAL       TURNOVER    END OF PERIOD
    SHARE        (LOSS)       EXPENSES(1)     EXPENSES(2)        EXPENSE(3)        RETURN(4)      RATE     (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------


   $ 8.26      (2.45)%          3.20%           3.20%              3.23%           (21.27)%       213%         $ 6,405
   $10.65       0.18%(5)        2.31%(5)        3.35%(5)           N/A               9.67%        164%         $19,581

   $ 8.16      (3.20)%          3.95%           3.95%              3.98%           (21.92)%       213%         $ 3,998
   $10.61      (0.57)%(5)       3.06%(5)        4.10%(5)           N/A               9.27%        164%         $ 5,054

   $ 8.16      (3.20)%          3.95%           3.95%              3.98%           (21.84)%       213%         $ 1,397
   $10.60      (0.57)%(5)       3.06%(5)        4.10%(5)           N/A               9.17%        164%         $ 3,540


   $ 8.14      (4.35)%          4.85%           4.85%              5.00%           (11.14)%       254%         $ 2,338
   $ 9.16      (0.90)%(5)       2.71%(5)        4.48%(5)           N/A              (8.40)%       162%         $ 6,913

   $ 8.06      (5.10)%          5.60%           5.60%              5.75%           (11.82)%       254%         $   775
   $ 9.14      (1.65)%(5)       3.46%(5)        5.23%(5)           N/A              (8.60)%       162%         $   883

   $ 8.06      (5.10)%          5.60%           5.60%              5.75%           (11.82)%       254%         $ 1,740
   $ 9.14      (1.65)%(5)       3.46%(5)        5.23%(5)           N/A              (8.60)%       162%         $ 3,548

                 (This page has been left blank intentionally.)

[LOGO] JUNDT FUNDS             REGULAR APPLICATION
                                   NEW ACCOUNT

                     DO NOT USE THIS FORM FOR IRA ACCOUNTS.

Mail To:
  Jundt Funds
  c/o U.S. Bancorp Fund Services, LLC
  PO Box 701
  Milwaukee, WI 53201-0701

Overnight Express Mail To:
  Jundt Funds
  c/o U.S. Bancorp Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

By Wire:
  U.S. Bank, N.A.
  Milwaukee, WI 53202
  ABA#: 042000013
  Credit: U.S. Bancorp Fund Services, LLC
  Account #: 112-952-137
  Further Credit: Jundt Funds
          (name and 16 digit account number)

For additional information please call toll-free 1-800-370-0612.
--------------------------------------------------------------------------------
1. INVESTMENT CHOICES  [ ] By check: Make check payable to Jundt Funds.
                           $________
                       [ ] By wire: Call 1-800-370-0612. Indicate amount of wire
                           $________

                FUND NAME                             INVESTMENT AMOUNT       OPTIONAL AUTOMATIC INVESTMENT PLAN
----------------------------------------              -----------------    -----------------------------------------
                                                                                                  AIP         DAY OF
                                                      $1,000 MINIMUM       $50 MINIMUM        START MONTH     MONTH
[ ] Jundt Growth - Class A                  (664)     $________________    $_____________     ___________     ______
[ ] Jundt Growth - Class B                  (670)     $________________    $_____________     ___________     ______
[ ] Jundt Growth - Class C                  (676)     $________________    $_____________     ___________     ______

[ ] Jundt U.S. Emerging Growth - Class A    (665)     $________________    $_____________     ___________     ______
[ ] Jundt U.S. Emerging Growth - Class B    (671)     $________________    $_____________     ___________     ______
[ ] Jundt U.S. Emerging Growth - Class C    (677)     $________________    $_____________     ___________     ______

[ ] Jundt Opportunity - Class A             (666)     $________________    $_____________     ___________     ______
[ ] Jundt Opportunity - Class B             (672)     $________________    $_____________     ___________     ______
[ ] Jundt Opportunity - Class C             (678)     $________________    $_____________     ___________     ______

[ ] Jundt Twenty-Five - Class A             (667)     $________________    $_____________     ___________     ______
[ ] Jundt Twenty-Five - Class B             (673)     $________________    $_____________     ___________     ______
[ ] Jundt Twenty-Five - Class C             (679)     $________________    $_____________     ___________     ______

[ ] Jundt Mid-Cap Growth - Class A          (668)     $________________    $_____________     ___________     ______
[ ] Jundt Mid-Cap Growth - Class B          (674)     $________________    $_____________     ___________     ______
[ ] Jundt Mid-Cap Growth - Class C          (680)     $________________    $_____________     ___________     ______

[ ] Jundt Science & Technology - Class A    (669)     $________________    $_____________     ___________     ______
[ ] Jundt Science & Technology - Class B    (675)     $________________    $_____________     ___________     ______
[ ] Jundt Science & Technology - Class C    (681)     $________________    $_____________     ___________     ______

--------------------------------------------------------------------------------
1A. DISTRIBUTION OPTIONS

                                                                              CAPITAL GAINS
                                                        CAPITAL GAINS &         REINVESTED &       CAPITAL GAINS AND
                                                     DIVIDENDS REINVESTED    DIVIDENDS IN CASH*    DIVIDENDS IN CASH*
                                                    -----------------------------------------------------------------
[ ] Jundt Growth - Class A                  (664)             [ ]                    [ ]                  [ ]
[ ] Jundt Growth - Class B                  (670)             [ ]                    [ ]                  [ ]
[ ] Jundt Growth - Class C                  (676)             [ ]                    [ ]                  [ ]

[ ] Jundt U.S. Emerging Growth - Class A    (665)             [ ]                    [ ]                  [ ]
[ ] Jundt U.S. Emerging Growth - Class B    (671)             [ ]                    [ ]                  [ ]
[ ] Jundt U.S. Emerging Growth - Class C    (677)             [ ]                    [ ]                  [ ]

[ ] Jundt Opportunity - Class A             (666)             [ ]                    [ ]                  [ ]
[ ] Jundt Opportunity - Class B             (672)             [ ]                    [ ]                  [ ]
[ ] Jundt Opportunity - Class C             (678)             [ ]                    [ ]                  [ ]

[ ] Jundt Twenty-Five - Class A             (667)             [ ]                    [ ]                  [ ]
[ ] Jundt Twenty-Five - Class B             (673)             [ ]                    [ ]                  [ ]
[ ] Jundt Twenty-Five - Class C             (679)             [ ]                    [ ]                  [ ]

[ ] Jundt Mid-Cap Growth - Class A          (668)             [ ]                    [ ]                  [ ]
[ ] Jundt Mid-Cap Growth - Class B          (674)             [ ]                    [ ]                  [ ]
[ ] Jundt Mid-Cap Growth - Class C          (680)             [ ]                    [ ]                  [ ]

[ ] Jundt Science & Technology - Class A    (669)             [ ]                    [ ]                  [ ]
[ ] Jundt Science & Technology - Class B    (675)             [ ]                    [ ]                  [ ]
[ ] Jundt Science & Technology - Class C    (681)             [ ]                    [ ]                  [ ]

*Unless otherwise indicated, cash distributions will be mailed to the address in
 Section 3.

[2970] M 01/02

--------------------------------------------------------------------------------
2. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

[ ] Joint Owner

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

    *Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[ ] Gift to Minors

    ---------------------------------------------- ------ ----------------------
    CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)    M.I.   LAST NAME

    ---------------------------------------------- ------ ----------------------
    MINOR'S FIRST NAME (ONLY ONE PERMITTED)        M.I.   LAST NAME

    --------------------------- ----------------------------- ------------------
    MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

[ ] Corporation/
    Trust**

    ----------------------------------------------------------------------------
    NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[ ] Partnership*

    ----------------------------------------------------------------------------
    NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[ ] Other Entity*

    ------------------------------------ ---------------------------------------
    SOCIAL SECURITY #/TAX ID#            DATE OF AGREEMENT (Mo/Dy/Yr)

     *Additional documentation and certification may be requested. **Corporate Resolution/Trust documents are required.

--------------------------------------------------------------------------------
3. MAILING ADDRESS                      [ ] Duplicate Confirmation to:

    -------------------- -------------      -------------- ------ --------------
    STREET                APT/SUITE         FIRST NAME     M.I.   LAST NAME

    --------------- ------ -----------      ---------------------- -------------
    CITY            STATE  ZIP              STREET                 APT/SUITE

    ----------------- ----------------      ----------------- ------ -----------
    DAYTIME PHONE #   EVENING PHONE #       CITY              STATE  ZIP

--------------------------------------------------------------------------------
4. TELEPHONE OPTIONS          [ ] REDEMPTION ($1,000 minimum) -- permits the
                                  transfer of funds via:
   Your signed Application        [ ] Check to address in section 3
   must be received at least      [ ] Federal wire to your bank account below
   15 business days prior to          ($15.00 charge for each wire transfer)
   initial transaction.           [ ] EFT, at no charge, to your bank account
                                      below (funds are typically credited
                                      within two days after redemption)
                              [ ] PURCHASE (EFT) ($50 minimum) -- permits the
                                  purchase of shares from your bank account
                                  below
                              [ ] EXCHANGE ($1,000 minimum) -- permits the
                                  exchange of shares between identically
                                  registered accounts
                              [ ] E-MAIL ADDRESS -- permits the Fund to send you
                                  information and Fund updates _________________

  Please include a voided     --------------------------------------------------
  bank check or savings       NAME(S) ON BANK ACCOUNT
  deposit slip.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------
5. AUTOMATIC                  Based on the instructions in Section 1, funds will
   INVESTMENT PLAN            be automatically transferred from the checking or
                              savings account indicated below:
   Your signed Application
   must be received at least  --------------------------------------------------
   15 business days prior to  NAME(S) ON BANK ACCOUNT
   initial transaction.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

                              --------------------------------------------------
                              SIGNATURE OF BANK ACCOUNT OWNER

                              --------------------------------------------------
                              SIGNATURE OF JOINT OWNER
  Please include a voided
  bank check or savings       * $25.00 fee will be assessed if the automatic
  deposit slip.                 purchase cannot be made.
                              * Participation in the plan will be terminated
                                automatically upon redemption of all shares.

--------------------------------------------------------------------------------
6. SYSTEMATIC                 Systematic Withdrawal Plan ($100 minimum and
   WITHDRAWAL PLAN            $10,000 account value minimum) -- permits
                              the automatic withdrawal of funds.
   Your signed Application
   must be received at least  [ ] Payments of $_____ made on or about the __ day
   15 business days prior to      of each month, or
   initial transaction.       [ ] Payments of $_____ made on or about the __ day
                                  of the months that are circled below:

          Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

                              Payments will be mailed to address in Section 3 or automatically deposited to bank account below:

   Please include a voided
   bank check or savings      --------------------------------------------------
   deposit slip.              NAME(S) ON BANK ACCOUNT

                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------
7. LETTER OF INTENT           [ ] I agree to the terms of the Letter of Intent
                                  set forth in the prospectus and in the
                                  Statement of Additional Information. Although I am not obligated to do so, it is my intention to invest over a 13-month period in shares of Jundt Funds on which a sales load has been paid an aggregate amount equal to at least:
                                  [ ] $50,000 [ ] $100,000 [ ] $250,000
                                  [ ] $500,000

--------------------------------------------------------------------------------
8. RIGHT OF                   As set forth in the prospectus, a reduced sales
   ACCUMULATION               load applies to any purchase of Jundt Funds
                              shares, sold with a front-end sales load. Below is a list of accounts of qualifying individuals, organizations or other persons with which I wish to combine my purchase for reduced sales charge purposes.

                              1.
                                ---------------- ------------ ------------------
                                ACCOUNT NUMBER   FUND NAME    NAME(S) ON ACCOUNT

                              2.
                                ---------------- ------------ ------------------
                                ACCOUNT NUMBER   FUND NAME    NAME(S) ON ACCOUNT

                              3.
                                ---------------- ------------ ------------------
                                ACCOUNT NUMBER   FUND NAME    NAME(S) ON ACCOUNT

--------------------------------------------------------------------------------
9. SIGNATURE AND              By signing this form, I consent to the
   CERTIFICATION              "householded" delivery of any fund prospectus,
   REQUIRED BY THE            shareholder report and other documents (other than
   INTERNAL REVENUE           transaction confirmations of account statements)
   SERVICE                    that I must legally receive. This means that I and
                              any other fund shareholder residing at my address believed by the Fund to be a member of my family will only receive a single prospectus/report at our address. This will not affect the delivery of my account statements or transaction confirmations.

                              [ ] Please check here if you do NOT consent to the
                                  "householding" - this way each fund
                                  shareholder at your address will receive their own prospectus/report in the future.

                              I have received and read the Prospectus for the Jundt Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I will obtain the current prospectus for each fund into which I may exchange before I request the exchange. I acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. I may contact Jundt Funds to revoke my consent. I agree to notify Jundt Funds of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Fund and its transfer agent shall not be liable if I fail to notify Jundt Funds within such time period. I represent that I am of legal age and have legal capacity to make this purchase.

                              Jundt Funds, the applicable Fund, its transfer agent and any officers, directors, employees, or agents of these entities (collectively "Jundt Funds"), will not be responsible for banking system delays beyond their control. By signing section 4, 5, or 6, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, National Association, on behalf of the applicable Jundt Funds. Jundt Funds will not be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus or the rules of the Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Fund's transfer agent receives and has had a reasonable amount of time to act upon a written notice of revocation.

                              UNDER THE PENALTY OF PERJURY, I CERTIFY THAT
                              (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER
                              IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

                              THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY
                              PROVISION OF THIS DOCUMENT OTHER THAN THE
                              CERTIFICATIONS REQUIRED TO AVOID BACKUP
                              WITHHOLDING.

                              --------------------------------- ----------------
                              SIGNATURE OF OWNER*               DATE (Mo/Dy/Yr)

                              --------------------------------- ----------------
                              SIGNATURE OF JOINT OWNER, if any  DATE (Mo/Dy/Yr)

                              *If shares are to be registered in (1) joint
                               names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

                              --------------------------------------------------
                              PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

--------------------------------------------------------------------------------
10. DEALER INFORMATION

     (Please be sure to complete
     representative's first name
     and middle initial.)

     ---------------------------- ----------------------------------------------
     DEALER NAME                  REPRESENTATIVE'S LAST NAME   FIRST NAME   M.I.

     DEALER HEAD OFFICE           REPRESENTATIVE'S BRANCH OFFICE

     ---------------------------- ----------------------------------------------
     ADDRESS                      ADDRESS

     ---------------------------- ----------------------------------------------
     CITY/STATE/ZIP               CITY/STATE/ZIP

     (    )                       (    )
     ---------------------------- ----------------------------------------------
     TELEPHONE NUMBER             TELEPHONE NUMBER             REP'S A.E. NUMBER

--------------------------------------------------------------------------------
     BEFORE YOU MAIL, HAVE YOU:

     [ ] ENCLOSED YOUR CHECK MADE PAYABLE TO JUNDT FUNDS?
     [ ] ENTERED YOUR SOCIAL SECURITY OR TAX ID NUMBER IN SECTION 2?
     [ ] INCLUDED A VOIDED CHECK (IF APPLICABLE)?
     [ ] SIGNED YOUR APPLICATION IN SECTION 9?
     [ ] USED THE APPROPRIATE ADDRESS ON THE TOP OF THIS APPLICATION?

                    FIRMS THAT PROVIDE SERVICES TO THE FUNDS


                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                          Minneapolis, Minnesota 55402


                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     *    CALLING THE FUNDS at 1-800-370-0612; or

     * WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS ................................................................    2
RISK/RETURN SUMMARY ......................................................    2
FEES AND EXPENSES ........................................................   13
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ...............................   19
MANAGEMENT OF THE FUNDS ..................................................   24
HOW TO BUY FUND SHARES ...................................................   25
DECIDING WHICH CLASS OF SHARES TO BUY ....................................   27
HOW TO SELL YOUR FUND SHARES .............................................   30
DISTRIBUTIONS AND TAXES ..................................................   32
FINANCIAL HIGHLIGHTS .....................................................   34
FIRMS THAT PROVIDE SERVICES TO THE FUNDS .................................   40
ADDITIONAL INFORMATION ABOUT THE FUNDS ...................................   41

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Fund and Science & Technology Fund).

                               [LOGO] JUNDT FUNDS

                             GROWTH WITH AN EDGE(SM)





                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND




                                   PROSPECTUS

                              (CLASS I SHARES ONLY)


                                   MAY 1, 2002







     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This prospectus relates exclusively to each Fund's Class I shares. Class A, Class B and Class C shares of each Fund are made available through a separate prospectus. Class I shares of Growth Fund are also made available through a separate prospectus where they are subject to a sales charge.

     CLASS I SHARES ARE BEING OFFERED IN THIS PROSPECTUS EXCLUSIVELY TO DIRECTORS, OFFICERS, EMPLOYEES AND CONSULTANTS OF THE FUNDS, JUNDT ASSOCIATES, INC. OR U.S. GROWTH INVESTMENTS, INC., IMMEDIATE FAMILY MEMBERS OF SUCH PERSONS, AND LINEAL ANCESTORS (PARENTS, GRANDPARENTS, ETC.) AND DESCENDANTS (CHILDREN, GRANDCHILDREN, ETC.) OF SUCH PERSONS AND TO ACCOUNTS BENEFITING ANY SUCH PERSONS.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

     * GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     * U.S. EMERGING GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     * OPPORTUNITY FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * TWENTY-FIVE FUND maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * MID-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $250 million to approximately $10 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

     * SCIENCE & TECHNOLOGY FUND maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. SOME OF THE MORE IMPORTANT RISKS OF EACH FUND, AND A BRIEF DESCRIPTION OF THESE RISKS, ARE PROVIDED BELOW.

          GROWTH FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of medium-sized companies
          * Risks of investing in options and futures contracts to protect against adverse market price changes

          U.S. EMERGING GROWTH FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of smaller companies
          * Risks of investing in options and futures contracts to protect against adverse market price changes

          OPPORTUNITY FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of smaller and medium-sized companies
          *  Risk of being a "non-diversified" fund
          *  Risk of employing "leverage"
          * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
          *  Risk of selling securities short

          TWENTY-FIVE FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of smaller and medium-sized companies
          *  Risk of being a "non-diversified" fund
          *  Risk of employing "leverage"
          * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
          *  Risk of selling securities short

          MID-CAP GROWTH FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of smaller and medium-sized companies
          *  Risk of being a "non-diversified" fund
          *  Risk of employing "leverage"
          * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
          *  Risk of selling securities short

          SCIENCE & TECHNOLOGY FUND

          *  General investment risk
          *  Risk of owning equity securities
          *  Risk of owning stocks of smaller and medium-sized companies
          *  Risk of being a "non-diversified" fund
          *  Risk of concentration of investments in a single market sector
          *  Volatility of investments in science and technology sector
          *  Risk of employing "leverage"
          * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
          *  Risk of selling securities short

     * GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     * RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices. In addition, growth stocks may underperform the stock market as a whole.

     * RISK OF OWNING SMALLER AND MEDIUM-SIZED COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     * RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

     * RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF INVESTMENTS IN SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

     * RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases the Fund's market exposure and its risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not been leveraged. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses.

     * RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to protect against changes in the price of its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the stock market.

     * RISK OF SELLING SECURITIES SHORT. When a security is sold "short" by a Fund, the Fund borrows the security sold and must replace the borrowed security at a specified future date. If the value of the security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. A Fund cannot be assured that it will be able to close out a short sale position at any particular time or at an acceptable price.

WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

     The following bar charts and tables show the Funds' annual returns and long-term performance. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

     The tables show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GROWTH FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

0.71%  0.06%  4.68%  17.81%  15.22%  10.85%  43.30%  19.97%  -15.49%  -25.12%
--------------------------------------------------------------------------------
'92**  '93**  '94**  '95**    '96     '97     '98     '99      '00      '01

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.
**ANNUAL TOTAL RETURNS PRIOR TO DECEMBER 29, 1995 REFLECT THE FUND'S PERFORMANCE
  AS A CLOSED-END FUND.

    Best Quarter: ...............................   (Q4, '98)      24.32%
    Worst Quarter: ..............................   (Q3, '01)     (21.56)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                               1-YEAR       5-YEAR      10-YEAR
                                                               ------       ------      -------
    Class I Return Before Taxes ..........................     (25.12)%      3.81%        5.61%
    Class I Return After Taxes on Distributions ..........     (27.39)%      0.34%        2.42%
    Class I Return After Taxes on Distributions and Sale
     of Fund Shares ......................................     (14.19)%      3.16%        3.95%
    Russell 1000 Growth Index* ...........................     (20.42)%      8.27%       10.78%
    Lipper Large Cap Growth Fund Index** .................     (23.87)%      7.50%       10.60%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000
  COMPANIES (THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER LARGE CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "LARGE CAP GROWTH" MUTUAL FUNDS AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER LARGE CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

U.S. EMERGING GROWTH FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

44.32%   33.87%   39.06%   49.51%  -27.04%  -12.63%
--------------------------------------------------------------------------------
 '96      '97      '98      '99      '00      '01

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      44.76%
    Worst Quarter: ..............................   (Q4, '00)     (30.08)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                      SINCE
                                                                                    INCEPTION
                                                              1-YEAR      5-YEAR     (1/2/96)
                                                              ------      ------     --------
    Class I Return Before Taxes .........................     (12.63)%    12.15%      16.97%
    Class I Return After Taxes on Distributions .........     (12.63)%     8.14%      12.46%
    Class I Return After Taxes on Distributions and Sale
     of Fund Shares .....................................      (7.69)%     8.32%      12.15%
    Russell 2000 Growth Index* ..........................      (9.23)%     2.87%       4.20%
    Lipper Small Cap Growth Fund Index** ................     (12.75)%     7.70%       9.20%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000
  COMPANIES (THE 2,000 SMALLEST OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER SMALL CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "SMALL CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SMALL CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. THE INCEPTION DATE FOR THE LIPPER SMALL CAP GROWTH FUND INDEX DATA IS DECEMBER 29, 1995.

OPPORTUNITY FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

41.45%   61.29%   36.55%  -11.48%  -30.18%
--------------------------------------------------------------------------------
 '97      '98      '99      '00      '01

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      28.87%
    Worst Quarter: ..............................   (Q3, '01)     (24.91)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                                          SINCE
                                                                                        INCEPTION
                                                                1-YEAR      5-YEAR     (12/26/96)
                                                                ------      ------     ----------
    Class I Return Before Taxes .........................      (30.18)%     14.00%       13.66%
    Class I Return After Taxes on Distributions .........      (30.18)%     10.30%        9.98%
    Class I Return After Taxes on Distributions and Sale
     of Fund Shares .....................................      (18.38)%      9.93%        9.65%
    Russell 3000 Growth Index* ..........................      (19.63)%      7.72%        7.43%
    Lipper Multi Cap Growth Fund Index** ................      (25.16)%      8.13%        7.97%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 3000
  INDEX COMPANIES (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

TWENTY-FIVE FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

75.43%   42.00%  -19.05%  -22.64%
--------------------------------------------------------------------------------
 '98      '99      '00      'O1

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '99)      23.62%
    Worst Quarter: ..............................   (Q3, '01)     (25.65)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                           SINCE
                                                                         INCEPTION
                                                            1-YEAR      (12/31/97)
                                                            ------      ----------
   Class I Return Before Taxes .........................   (22.64)%       11.76%
   Class I Return After Taxes on Distributions .........   (26.30)%        8.80%
   Class I Return After Taxes on Distributions and Sale
    of Fund Shares .....................................   (10.48)%        8.97%
   Russell 3000 Growth Index* ..........................   (19.63)%        3.02%
   Lipper Multi Cap Growth Fund Index** ................   (25.16)%        4.71%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF THE AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 3000
  INDEX COMPANIES (THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MULTI CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF
  THE 30 LARGEST "MULTI CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MULTI CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

MID-CAP GROWTH FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

-20.97%
--------------------------------------------------------------------------------
  'O1

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '01)      27.84%
    Worst Quarter: ..............................   (Q3, '01)     (24.86)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                               SINCE
                                                                             INCEPTION
                                                                1-YEAR       (6/30/00)
                                                                ------       ---------
    Class I Return Before Taxes .........................      (20.97)%       (9.02)%
    Class I Return After Taxes on Distributions .........      (21.33)%       (9.80)%
    Class I Return After Taxes on Distributions and Sale
     of Fund Shares .....................................      (12.68)%       (7.37)%
    Russell Mid Cap Growth Index* .......................      (20.15)%      (26.64)%
    Lipper Mid Cap Growth Fund Index** ..................      (21.07)%      (26.15)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE RUSSELL MID CAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MID
  CAP INDEX COMPANIES (THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH INCLUDES THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION) WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE RUSSELL MID CAP GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER MID CAP GROWTH FUND INDEX MEASURES THE COMPOSITE PERFORMANCE OF THE
  30 LARGEST "MID CAP GROWTH" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER MID CAP GROWTH FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

SCIENCE & TECHNOLOGY FUND

[BAR CHART]

CLASS I SHARES ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

-11.00%
--------------------------------------------------------------------------------
  'O1

------------------
*QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

    Best Quarter: ...............................   (Q4, '01)      29.27%
    Worst Quarter: ..............................   (Q1, '01)     (24.18)%

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001:

                                                                             SINCE
                                                                           INCEPTION
                                                             1-YEAR        (6/30/00)
                                                             ------        ---------
    Class I Return Before Taxes .........................    (11.00)%       (12.57)%
    Class I Return After Taxes on Distributions .........    (11.00)%       (12.57)%
    Class I Return After Taxes on Distributions and Sale
     of Fund Shares .....................................     (6.70)%        (9.99)%
    NASDAQ Composite Index* .............................    (21.05)%       (37.70)%
    Lipper Science & Technology Fund Index** ............    (34.72)%       (44.11)%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS (IN THE CASE OF AFTER-TAX RETURNS, REINVESTED NET OF ASSUMED TAXES).

 *THE NASDAQ COMPOSITE INDEX MEASURES THE COMPOSITE PERFORMANCE OF DOMESTIC
  COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS THE NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND ADRS. THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.
**THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX MEASURES THE COMPOSITE PERFORMANCE
  OF THE 30 LARGEST "SCIENCE & TECHNOLOGY" MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX PERFORMANCE IS PRESENTED NET OF THE FUNDS' FEES AND EXPENSES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Class I Fund shares.

GROWTH FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.00%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    0.83
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    1.83%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $186        $576        $990       $2,148


U.S. EMERGING GROWTH FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.00%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    0.89
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    1.89%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in U.S. Emerging Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $192        $594       $1,021      $2,212

OPPORTUNITY FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.30%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    1.21
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    2.51%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Opportunity Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $254       $782        $1,335      $2,846


TWENTY-FIVE FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.30%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    1.11
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    2.41%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Twenty-Five Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $244       $751        $1,285      $2,746

MID-CAP GROWTH FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.30%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    1.68
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    2.98%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Mid-Cap Growth Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $301       $921        $1,567      $3,299


SCIENCE & TECHNOLOGY FUND

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    offering price) .........................................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
    redemption proceeds, whichever is lower) ................................    None

   ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees ..........................................................    1.30%
   Distribution and/or Service (12b-1) Fees .................................    None
   Other Expenses ...........................................................    3.45
                                                                                 ----
   Total Annual Fund Operating Expenses .....................................    4.75%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE OF $15.00.

EXAMPLE: We provide this example to help you compare the cost of investing in Science & Technology Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $476       $1,430      $2,390      $4,810

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.

INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

     * GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to attempt to generate additional investment returns.

     * U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to attempt to generate additional investment returns.

     * OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $250 million to approximately

          $10 billion). In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     * SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 65% of its total assets in securities of such companies. (Effective July 31, 2002, the Fund's policy will be to invest at least 80% of its total assets in securities of such companies under normal market conditions.) The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation. Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, Jundt Associates selects stocks without regard to market sectors (except with respect to Science & Technology Fund) and other defined selection criteria or the potential for dividends.

     A Fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds may not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use short-selling for purposes of attempting to increase investment returns.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A smaller, more rapidly growing Fund (such as Mid-Cap Growth Fund or Science & Technology Fund) generally will experience higher portfolio turnover. In addition, a Fund that engages in more frequent short-term transactions will have a higher portfolio turnover rate. Each

Fund's portfolio turnover rate has from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a Fund's performance.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These and other instruments and practices and their related risks are described in the Statement of Additional Information.

OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the non-diversified Funds may invest more than 25% of its assets in any one issuer, excluding obligations of the U.S. Government or its agencies or instrumentalities (U.S. Government Securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more sectors but may not invest more than 25% of its assets in any single industry. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

     INITIAL PUBLIC OFFERING RISK. The Funds may participate in the initial public offering (IPO) market, and a portion of the Funds' returns have been attributed to investments in IPOs. As a general matter, participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's asset base grows. Further, IPOs may not be consistently available to a Fund for investing.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM SIZED COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. While stocks of medium-sized companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the stock market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases these Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest a Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to hedge, or protect, against changes in the prices of portfolio securities when Jundt Associates believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ these techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize these techniques effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If a Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving these Funds the obligation to sell the underlying security to the buyer of the option at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on a securities index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specified price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In hedging transactions, changes in the prices of futures contracts or options may not correlate perfectly with the changes in the market value of securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for the options or futures contracts. However, there is no guarantee that a Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to attempt to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund or Science & Technology Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the borrowed security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between these dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, none of the Funds may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. Each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

     In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Funds. This practice is called short-selling "against the box."


                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul Bottum.

     * JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 38 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

     * MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of The Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 15 years of investment and related experience.

     * PAUL W. BOTTUM has been a Portfolio Manager with Jundt Associates since 2000, as well as an Analyst with Jundt Associates since 1999. In 1998, he was the Vice President of Sales of cMore Medical, Inc. From 1995 to 1998, he was the Director of Marketing of Spine-Tech, Inc. From 1991 to 1995, he was a project manager with Scimed Life Systems. He graduated from the University of Wisconsin in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration. He graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

     Each Fund also engages various other service providers, as described under "Firms that Provide Services to the Funds" below.


                             HOW TO BUY FUND SHARES

     Class I shares are being offered in this prospectus exclusively to directors, officers, employees or consultants of the Funds, Jundt Associates, Inc. or U.S. Growth Investments, Inc., immediate family members of such persons, and lineal ancestors (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons and to accounts benefiting any of these persons. IF YOU ARE NOT SUCH PERSON OR ACCOUNT, YOU MAY NOT PURCHASE CLASS I SHARES (OR ANY OTHER CLASS OF FUND SHARES) PURSUANT TO THIS PROSPECTUS.

     If you are such a person or account, you may purchase any Fund's Class I shares at their net asset value (NAV) next determined after your order is received.

     You may purchase Fund shares on any day that the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays). A Fund may reject any order its officers determine is not in the best interests of the Fund or its shareholders, and the offering of Fund shares may be suspended or limited at any time without notice to shareholders. A Fund may also suspend, modify or terminate any purchase option, policy or plan at any time without notice to shareholders.

     DETERMINATION OF NAV. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, those investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in Class I shares of any Fund is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as set forth below).

     * PURCHASE BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

     * PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the applicable Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address provided under "Purchases By Mail").

     * PURCHASES BY WIRE. Please call 1-800-370-0612 prior to sending the wire in order to obtain confirmation number and ensure prompt and accurate handling of the funds. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

          U.S. Bank, N.A.
          777 East Wisconsin Avenue
          Milwaukee, WI 53202
          ABA # 042000013
          CREDIT: U.S. Bancorp Fund Services DDA #112-952-137
          FURTHER CREDIT: Jundt Funds (Name of Fund, Shareholder name and account number)

     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no additional fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments. Most firms are not authorized to sell Class I shares.

     In addition, you may be subject to different cutoff times for orders to purchase or redeem Fund shares through a broker or agent. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective the same day. This allows your broker or agent time to process your request and transmit it to the Funds.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

     COMPENSATION PAID TO DEALERS. From time to time, U.S. Growth Investments may engage in special promotions of Fund shares. In connection with these special promotions, U.S. Growth Investments will pay firms with whom it has selling agreements an additional dealer concession of up to 1.5% of the value of the shares sold by its brokers or agents. The additional compensation may be subject to a charge-back based on the nature and/or the timing of a subsequent redemption of the Fund shares. Investors will not pay any additional charges as a result of any special promotion.

     HOUSEHOLDING. Whenever practical and to the extent permitted by applicable law, a single report, prospectus or other regulatory communication will be mailed to shareholders who share the same household. Please call 1-800-370-0612, or write to the Funds at the address listed on the back of this prospectus, to request additional copies free of charge or that we discontinue our practice of householding regulatory materials.


                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after receipt of your redemption request. You may be subject to different cutoff times if you are redeeming Fund shares through a broker or agent. In these cases, you will have to place your redemption request by an earlier time in order for your redemption to be effective the same day. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (generally, weekends and customary national holidays). The Funds also may suspend or modify any right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     Generally, proceeds will be paid in cash. However, to minimize the effect of large redemption requests on a Fund and its remaining shareholders, each Fund reserves the right to pay redemptions "in kind," which means you would be paid in portfolio securities. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. If a redemption were made in kind, a shareholder would incur transaction costs in disposing of any securities received.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     *    you request to redeem more than $50,000 worth of shares;

     * you have changed your account registration or address within the last 30 days;

     * you request the check be mailed to a different address than the one on your account;

     * you request the check be made payable to someone other than the account owner; or

     * you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Class I shares for Class I shares of equal value of another Fund.

     The minimum amount which you may exchange is $1,000. The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem them by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee of $15.00 for wire transfers.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a withdrawal plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES

     Distributions from a Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.

                                        BEGINNING                     NET REALIZED       DIVIDENDS     DISTRIBUTIONS
                                        NET ASSET         NET        AND UNREALIZED      FROM NET        FROM NET
                                        VALUE PER     INVESTMENT     GAIN (LOSS) ON     INVESTMENT       REALIZED
                                          SHARE          LOSS          INVESTMENTS        INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND -- CLASS I
 Year ended 12/31/01 ...............      $11.49        (0.11)            (2.79)            --             (0.99)
 Year ended 12/31/00 ...............      $17.89        (0.17)            (2.55)            --             (3.68)
 Year ended 12/31/99 ...............      $16.83        (0.14)             3.49             --             (2.29)
 Year ended 12/31/98 ...............      $14.28        (0.20)             6.27             --             (3.52)
 Year ended 12/31/97 ...............      $13.69        (0.19)             1.63             --             (0.85)

U.S. EMERGING GROWTH FUND -- CLASS I
 Year ended 12/31/01 ...............      $14.17        (0.17)            (1.62)            --                --
 Year ended 12/31/00 ...............      $22.29        (0.14)            (5.97)            --             (2.01)
 Year ended 12/31/99 ...............      $15.22        (0.04)             7.55             --             (0.44)
 Year ended 12/31/98 ...............      $13.25        (0.13)             5.10             --             (3.00)
 Year ended 12/31/97 ...............      $12.51        (0.07)             4.12             --             (3.31)

------------------
(1) Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

                      RATIO TO AVERAGE NET ASSETS
                ---------------------------------------
    ENDING
   NET ASSET         NET                                                  PORTFOLIO     NET ASSETS AT
   VALUE PER      INVESTMENT         NET         GROSS         TOTAL       TURNOVER     END OF PERIOD
     SHARE      INCOME (LOSS)     EXPENSES     EXPENSES      RETURN(1)       RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------

    $ 7.60         (0.16)%          1.83%        1.83%        (25.12)%        146%         $38,340
    $11.49         (0.97)%          1.52%        1.52%        (15.49)%        165%         $63,315
    $17.89         (0.77)%          1.56%        1.56%         19.97%         127%         $93,521
    $16.83         (1.23)%          1.89%        1.89%         43.30%          78%         $88,752
    $14.28         (1.22)%          1.93%        1.93%         10.85%         115%         $80,964


    $12.38         (1.42)%          1.89%        1.89%        (12.63)%         86%         $ 5,040
    $14.17         (0.65)%          1.57%        1.57%        (27.04)%        112%         $ 6,574
    $22.29          0.00%           1.55%        1.88%         49.51%         248%         $12,455
    $15.22         (0.91)%          1.55%        2.68%         39.06%         197%         $10,344
    $13.25         (0.63)%          1.55%        3.10%         33.87%         264%         $11,773

                                BEGINNING                   NET REALIZED      DIVIDENDS    DISTRIBUTIONS     ENDING
                                NET ASSET        NET       AND UNREALIZED     FROM NET        FROM NET      NET ASSET
                                VALUE PER    INVESTMENT    GAIN (LOSS) ON    INVESTMENT       REALIZED      VALUE PER
                                  SHARE         LOSS         INVESTMENTS       INCOME          GAINS          SHARE
---------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND -- CLASS I
 Year ended 12/31/01 .........   $17.03        (0.23)           (4.91)             --             --         $11.89
 Year ended 12/31/00 .........   $21.58        (0.29)           (2.14)             --          (2.12)        $17.03
 Year ended 12/31/99 .........   $15.93        (0.16)            5.98              --          (0.17)        $21.58
 Year ended 12/31/98 .........   $11.06        (0.14)            6.85              --          (1.84)        $15.93
 Year ended 12/31/97 .........   $ 9.87        (0.14)            4.12              --          (2.79)        $11.06

TWENTY-FIVE FUND -- CLASS I
 Year ended 12/31/01 .........   $17.17        (0.15)           (3.84)             --          (3.04)        $10.14
 Year ended 12/31/00 .........   $22.82        (0.40)           (3.92)             --          (1.33)        $17.17
 Year ended 12/31/99 .........   $16.07        (0.12)            6.87              --             --         $22.82
 Year ended 12/31/98 .........   $10.00        (0.10)            7.61           (0.09)         (1.35)        $16.07

------------------
(1)Excluding interest expense, net of reimbursement.

(2)Excluding interest expense, before reimbursement.

(3)Including interest expense, before reimbursement.

(4)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.

                  RATIO TO AVERAGE NET ASSETS
------------------------------------------------------------------
     NET                                          GROSS EXPENSES                                      NET ASSETS AT
 INVESTMENT         NET            GROSS            INCLUDING            TOTAL        PORTFOLIO       END OF PERIOD
    LOSS        EXPENSES(1)     EXPENSES(2)    INTEREST EXPENSE(3)     RETURN(4)    TURNOVER RATE    (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------

   (1.70)%         2.01%           2.01%              2.51%             (30.18)%         192%            $13,222
   (1.31)%         1.82%           1.82%              1.94%             (11.48)%         286%            $19,603
   (0.86)%         1.89%           2.04%              2.08%              36.55%          318%            $25,472
   (1.04)%         1.89%           3.10%              3.20%              61.29%          376%            $18,182
   (1.56)%         1.89%           6.32%              6.70%              41.45%          298%            $ 3,973


   (1.08)%         2.36%           2.36%              2.41%             (22.64)%         121%            $ 4,663
   (1.79)%         1.90%           1.90%              2.18%             (19.05)%         115%            $ 7,300
   (0.69)%         2.00%           2.38%              N/A                42.00%          213%            $10,001
   (0.74)%         2.00%           9.12%              N/A                75.43%          294%            $ 2,926

                                       BEGINNING        NET        NET REALIZED     DIVIDENDS    DISTRIBUTIONS    ENDING
                                       NET ASSET    INVESTMENT    AND UNREALIZED    FROM NET        FROM NET     NET ASSET
                                       VALUE PER      INCOME      GAIN (LOSS) ON   INVESTMENT       REALIZED     VALUE PER
                                         SHARE        (LOSS)        INVESTMENTS      INCOME          GAINS         SHARE
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND -- CLASS I
 Year ended 12/31/01 ...............    $10.66        (0.19)          (2.05)            --           (0.12)        $ 8.30
 Period from 06/30/00* to
  12/31/00 .........................    $10.00         0.02            0.95             --           (0.31)        $10.66

SCIENCE & TECHNOLOGY FUND -- CLASS I
 Year ended 12/31/01 ...............    $ 9.18        (0.31)          (0.70)            --              --         $ 8.17
 Period from 06/30/00* to
  12/31/00 .........................    $10.00        (0.04)          (0.78)            --              --         $ 9.18

------------------
  *Commencement of operations.

(1)Excluding interest expense, net of reimbursement.

(2)Excluding interest expense, before reimbursement.

(3)Including interest expense, before reimbursement.

(4)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total returns for periods of less than one full year are not annualized.

(5)Adjusted to an annual basis.

                  RATIO TO AVERAGE NET ASSETS
-----------------------------------------------------------------
      NET                                        GROSS EXPENSES                                   NET ASSETS AT
  INVESTMENT          NET           GROSS      INCLUDING INTEREST     TOTAL        PORTFOLIO      END OF PERIOD
 INCOME (LOSS)    EXPENSES(1)    EXPENSES(2)       EXPENSE(3)       RETURN(4)    TURNOVER RATE   (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------

    (2.20)%          2.95%         2.95%             2.98%           (20.97)%        213%            $  208

     0.43%(5)        2.06%(5)      3.10%(5)          N/A               9.77%         164%            $  594


    (4.10)%          4.60%         4.60%             4.75%           (11.00)%        254%            $  945

    (0.65)%(5)       2.46%(5)      4.23%(5)          N/A              (8.20)%        162%            $1,272

                 (This page has been left blank intentionally.)

[LOGO] JUNDT FUNDS             REGULAR APPLICATION
                                   NEW ACCOUNT
                                    I-SHARES

                     DO NOT USE THIS FORM FOR IRA ACCOUNTS.

Mail To:
  Jundt Funds
  c/o U.S. Bancorp Fund Services, LLC
  PO Box 701
  Milwaukee, WI 53201-0701

Overnight Express Mail To:
  Jundt Funds
  c/o U.S. Bancorp Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

By Wire:
  U.S. Bank, N.A.
  Milwaukee, WI 53202
  ABA#: 042000013
  Credit: U.S. Bancorp Fund Services, LLC
  Account #: 112-952-137
  Further Credit: Jundt Funds
          (name and 16 digit account number)

For additional information please call toll-free 1-800-370-0612.
--------------------------------------------------------------------------------
1. INVESTMENT CHOICES  [ ] By check: Make check payable to Jundt Funds.
                           $________
                       [ ] By wire: Call 1-800-370-0612. Indicate amount of wire
                           $________

              FUND NAME                             INVESTMENT AMOUNT       OPTIONAL AUTOMATIC INVESTMENT PLAN
-----------------------------------                 -----------------    -----------------------------------------
                                                                                                AIP         DAY OF
                                                    $1,000 MINIMUM       $50 MINIMUM        START MONTH     MONTH
[ ] Jundt Growth Fund                   (682)       $________________    $_____________     ___________     ______
[ ] Jundt U.S. Emerging Growth Fund     (683)       $________________    $_____________     ___________     ______
[ ] Jundt Opportunity Fund              (684)       $________________    $_____________     ___________     ______
[ ] Jundt Twenty-Five Fund              (685)       $________________    $_____________     ___________     ______
[ ] Jundt Mid-Cap Growth Fund           (686)       $________________    $_____________     ___________     ______
[ ] Jundt Science & Technology          (687)       $________________    $_____________     ___________     ______

--------------------------------------------------------------------------------
1A. DISTRIBUTION OPTIONS

                                                                            CAPITAL GAINS
                                                      CAPITAL GAINS &         REINVESTED &       CAPITAL GAINS AND
                                                   DIVIDENDS REINVESTED    DIVIDENDS IN CASH*    DIVIDENDS IN CASH*
                                                  -----------------------------------------------------------------
    [ ] Jundt Growth Fund                 (682)            [ ]                    [ ]                   [ ]
    [ ] Jundt U.S. Emerging Growth Fund   (683)            [ ]                    [ ]                   [ ]
    [ ] Jundt Opportunity Fund            (684)            [ ]                    [ ]                   [ ]
    [ ] Jundt Twenty-Five Fund            (685)            [ ]                    [ ]                   [ ]
    [ ] Jundt Mid-Cap Growth Fund         (686)            [ ]                    [ ]                   [ ]
    [ ] Jundt Science & Technology        (687)            [ ]                    [ ]                   [ ]

*Unless otherwise indicated, cash distributions will be mailed to the address in
Section 3.

--------------------------------------------------------------------------------
2. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

[ ] Joint Owner

    -------------- ------ -------------- ------------------ --------------------
    FIRST NAME     M.I.   LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

    *Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[ ] Gift to Minors

    ---------------------------------------------- ------ ----------------------
    CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)    M.I.   LAST NAME

    ---------------------------------------------- ------ ----------------------
    MINOR'S FIRST NAME (ONLY ONE PERMITTED)        M.I.   LAST NAME

    --------------------------- ----------------------------- ------------------
    MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

[ ] Corporation/
    Trust**

    ----------------------------------------------------------------------------
    NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[ ] Partnership*

    ----------------------------------------------------------------------------
    NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[ ] Other Entity*

    ------------------------------------ ---------------------------------------
    SOCIAL SECURITY #/TAX ID#            DATE OF AGREEMENT (Mo/Dy/Yr)

     *Additional documentation and certification may be requested. **Corporate Resolution/Trust documents are required.

--------------------------------------------------------------------------------
3. MAILING ADDRESS                      [ ] Duplicate Confirmation to:

    -------------------- -------------      -------------- ------ --------------
    STREET                APT/SUITE         FIRST NAME     M.I.   LAST NAME

    --------------- ------ -----------      ---------------------- -------------
    CITY            STATE  ZIP              STREET                 APT/SUITE

    ----------------- ----------------      ----------------- ------ -----------
    DAYTIME PHONE #   EVENING PHONE #       CITY              STATE  ZIP

[2970] M 01/02

--------------------------------------------------------------------------------
4. TELEPHONE OPTIONS          [ ] REDEMPTION ($1,000 minimum) -- permits the
                                  transfer of funds via:
   Your signed Application        [ ] Check to address in section 3
   must be received at least      [ ] Federal wire to your bank account below
   15 business days prior to          ($15.00 charge for each wire transfer)
   initial transaction.           [ ] EFT, at no charge, to your bank account
                                      below (funds are typically credited
                                      within two days after redemption)
                              [ ] PURCHASE (EFT) ($50 minimum) -- permits the
                                  purchase of shares from your bank account
                                  below
                              [ ] EXCHANGE ($1,000 minimum) -- permits the
                                  exchange of shares between identically
                                  registered accounts
                              [ ] E-MAIL ADDRESS -- permits the Fund to send you
                                  information and Fund updates _________________

  Please include a voided     --------------------------------------------------
  bank check or savings       NAME(S) ON BANK ACCOUNT
  deposit slip.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------
5. AUTOMATIC                  Based on the instructions in Section 1, funds will
   INVESTMENT PLAN            be automatically transferred from the checking or
                              savings account indicated below:
   Your signed Application
   must be received at least  --------------------------------------------------
   15 business days prior to  NAME(S) ON BANK ACCOUNT
   initial transaction.
                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

                              --------------------------------------------------
                              SIGNATURE OF BANK ACCOUNT OWNER

                              --------------------------------------------------
                              SIGNATURE OF JOINT OWNER
  Please include a voided
  bank check or savings       * $25.00 fee will be assessed if the automatic
  deposit slip.                 purchase cannot be made.
                              * Participation in the plan will be terminated
                                automatically upon redemption of all shares.

--------------------------------------------------------------------------------
6. SYSTEMATIC                 Systematic Withdrawal Plan ($100 minimum and
   WITHDRAWAL PLAN            $10,000 account value minimum) -- permits
                              the automatic withdrawal of funds.
   Your signed Application
   must be received at least  [ ] Payments of $_____ made on or about the __ day
   15 business days prior to      of each month, or
   initial transaction.       [ ] Payments of $_____ made on or about the __ day
                                  of the months that are circled below:

          Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

                              Payments will be mailed to address in Section 3 or automatically deposited to bank account below:

   Please include a voided
   bank check or savings      --------------------------------------------------
   deposit slip.              NAME(S) ON BANK ACCOUNT

                              ------------------------- ------------------------
                              BANK NAME                 ACCOUNT NUMBER

                              ------------------------- ------------------------
                              BANK ADDRESS              BANK ROUTING/ABA#

--------------------------------------------------------------------------------
7. SIGNATURE AND              By signing this form, I consent to the
   CERTIFICATION              "householded" delivery of any fund prospectus,
   REQUIRED BY THE            shareholder report and other documents (other than
   INTERNAL REVENUE           transaction confirmations of account statements)
   SERVICE                    that I must legally receive. This means that I and
                              any other fund shareholder residing at my address believed by the Fund to be a member of my family will only receive a single prospectus/report at our address. This will not affect the delivery of my account statements or transaction confirmations.

                              [ ] Please check here if you do NOT consent to the
                                  "householding" - this way each fund
                                  shareholder at your address will receive their own prospectus/report in the future.

                              I have received and read the Prospectus for the Jundt Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I will obtain the current prospectus for each fund into which I may exchange before I request the exchange. I acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents. I may contact Jundt Funds to revoke my consent. I agree to notify Jundt Funds of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Fund and its transfer agent shall not be liable if I fail to notify Jundt Funds within such time period. I represent that I am of legal age and have legal capacity to make this purchase.

                              Jundt Funds, the applicable Fund, its transfer agent and any officers, directors, employees, or agents of these entities (collectively "Jundt Funds"), will not be responsible for banking system delays beyond their control. By signing section 4, 5, or 6, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, National Association, on behalf of the applicable Jundt Funds. Jundt Funds will not be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus or the rules of the Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Fund's transfer agent receives and has had a reasonable amount of time to act upon a written notice of revocation.

                              UNDER THE PENALTY OF PERJURY, I CERTIFY THAT
                              (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER
                              IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

                              THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY
                              PROVISION OF THIS DOCUMENT OTHER THAN THE
                              CERTIFICATIONS REQUIRED TO AVOID BACKUP
                              WITHHOLDING.

                              --------------------------------- ----------------
                              SIGNATURE OF OWNER*               DATE (Mo/Dy/Yr)

                              --------------------------------- ----------------
                              SIGNATURE OF JOINT OWNER, if any  DATE (Mo/Dy/Yr)

                              *If shares are to be registered in (1) joint
                               names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

                              --------------------------------------------------
                              PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

--------------------------------------------------------------------------------
8. DEALER INFORMATION

   (Please be sure to complete
   representative's first name
   and middle initial.)

   ------------------------------ ----------------------------------------------
   DEALER NAME                    REPRESENTATIVE'S LAST NAME   FIRST NAME   M.I.

   DEALER HEAD OFFICE             REPRESENTATIVE'S BRANCH OFFICE

   ------------------------------ ----------------------------------------------
   ADDRESS                        ADDRESS

   ------------------------------ ----------------------------------------------
   CITY/STATE/ZIP                 CITY/STATE/ZIP

   (    )                         (    )
   ------------------------------ ----------------------------------------------
   TELEPHONE NUMBER               TELEPHONE NUMBER             REP'S A.E. NUMBER

--------------------------------------------------------------------------------
     BEFORE YOU MAIL, HAVE YOU:

     [ ] ENCLOSED YOUR CHECK MADE PAYABLE TO JUNDT FUNDS?
     [ ] ENTERED YOUR SOCIAL SECURITY OR TAX ID NUMBER IN SECTION 2?
     [ ] INCLUDED A VOIDED CHECK (IF APPLICABLE)?
     [ ] SIGNED YOUR APPLICATION IN SECTION 7?
     [ ] USED THE APPROPRIATE ADDRESS ON THE TOP OF THIS APPLICATION?

                    FIRMS THAT PROVIDE SERVICES TO THE FUNDS


                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416


                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207


                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                          Minneapolis, Minnesota 55402


                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     *    CALLING THE FUNDS at 1-800-370-0612; or

     * WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS ...............................................................     2
RISK/RETURN SUMMARY .....................................................     2
FEES AND EXPENSES .......................................................    12
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ..............................    15
MANAGEMENT OF THE FUNDS .................................................    19
HOW TO BUY FUND SHARES ..................................................    20
HOW TO SELL YOUR FUND SHARES ............................................    21
DISTRIBUTIONS AND TAXES .................................................    23
FINANCIAL HIGHLIGHTS ....................................................    24
FIRMS THAT PROVIDE SERVICES TO THE FUNDS ................................    30
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................    31

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 2002 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund).

                                JUNDT FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

     The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund are separately managed series of Jundt Funds, Inc.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' applicable prospectus, dated May 1, 2002 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-370-0612 or your investment executive.

     The Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 2001 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference. You may obtain a copy of the Annual Report without charge by calling the Funds at 1-800-370-0612.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies ....................................................... B-2
Investment Restrictions ................................................... B-10
Fund Names ................................................................ B-11
Taxes ..................................................................... B-11
Advisory, Administrative and Distribution Agreements ...................... B-12
Special Purchase Plans .................................................... B-18
Monthly Cash Withdrawal Plan .............................................. B-19
Compensation to Firms Selling Fund Shares ................................. B-20
Determination of Net Asset Value .......................................... B-21
Calculation of Performance Data ........................................... B-24
Directors and Officers .................................................... B-38
Counsel and Auditors ...................................................... B-43
General Information ....................................................... B-43
Principal Holders of Securities ........................................... B-46
Financial and Other Information ........................................... B-51

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT POLICIES

     Growth Fund is an open-end diversified management investment company. U.S. Emerging Growth Fund is a "diversified" series, and each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund is a "non-diversified" series, of Jundt Funds, Inc., also an open-end management investment company. Each Fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.

OPTIONS

     Each Fund may purchase and sell put and call options on its portfolio securities to attempt to protect against changes in market prices when Jundt Associates, Inc., each Fund's investment adviser (the "Investment Adviser"), believes that market conditions make it advisable to do so. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell options on an opportunistic basis to attempt to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and their use could result in losses.

     CALL OPTIONS. Each Fund may sell covered call options on its securities and securities indices to attempt to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may sell uncovered (or "naked") call options; however, SEC rules require that such Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

     In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of these securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in the price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commission) plus the amount of the premium.

     A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. A Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     PUT OPTIONS. Each Fund may sell covered put options in order to attempt to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating these options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By selling a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has sold before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to attempt to protect portfolio holdings against a decline in market value. This practice is often referred to as "hedging." This protection lasts for the life of a put option because the Fund, as a holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     Each Fund may purchase call options to attempt to hedge against an increase in the price of securities that the Fund ultimately wants to buy. This hedge protection is provided during the life of a call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security instead of buying the call option.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also purchase put and call options to attempt to enhance their current returns.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that the Investment Adviser will not forecast market movements correctly, that a Fund may be unable at times to close out its positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     SPECIAL EXPIRATION PRICE OPTIONS. Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options to attempt to protect against changes in market prices when the Investment Adviser believes that market conditions make it advisable to do so. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell these securities on an opportunistic basis to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which stock index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the S&P 100 Index, and the S&P 100 Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the S&P 100 Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the S&P 100 Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for these futures contracts.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that the options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash

"exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow the options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. These closing transactions involve additional commission costs.

     Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is in-the-money is excluded from this calculation.)

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at that time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, the securities will not generally be sold until the financial futures contracts can be terminated. In these circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no market exists for particular options, it might not be possible to effect closing transactions in the options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISK. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of the underlying securities or indexes or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements in the prices of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or indexes and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the stock market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or indexes due to certain market distortions. All participants in the futures markets are subject to margin deposit requirements. These requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between an underlying security or index and the futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of stock market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. This use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

FOREIGN SECURITIES

     Each Fund may invest up to 25% of its total assets in securities of foreign issuers. The foreign securities in which each Fund may invest are generally represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Each Fund may also invest in Global Depository Receipts and European Depository Receipts issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Interest or dividend payments on foreign securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

INITIAL PUBLIC OFFERINGS

     Each fund may invest in the securities of companies making initial public offerings of their stock. Many of the companies making initial public offerings have limited operating histories, making prospects for future profitability uncertain. Prices of initial public offerings may also be unstable due to the absence of a prior public market and the small number of shares available for trading.

DEBT SECURITIES

     In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. (Effective July 31, 2002, U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund may only invest up to 20% of their respective total assets in "investment grade" debt securities.) However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor these investments closely and will sell these investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. These securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, these securities generally are less liquid than investment grade debt securities.

INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell the security at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition as determined by the Investment Adviser and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor these transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to purchase additional portfolio securities. Growth Fund and U.S. Emerging Growth Fund may not borrow money for these purposes.

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of any borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for a Fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of a Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may enter into reverse repurchase agreements on an opportunistic basis. In reverse repurchase agreements a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by a Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that each Fund may share with a borrower some of the income received on the collateral for a loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of the securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.

SHORT SALES

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may seek to hedge investments through short sales when the Investment Adviser believes that market conditions make it advisable to do so. In addition, these Funds may sell securities short on an opportunistic basis to attempt to generate additional investment returns. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     In addition, each Fund (including Growth Fund and U.S. Emerging Growth
Fund) may invest in short sales "against the box" to hedge investments in portfolio securities. A short sale is against the box if a Fund owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale against the box will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

     A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales "against the box," a Fund's market risk is unlimited in that the increase in market price of the security sold short is unlimited.

ZERO-COUPON DEBT SECURITIES

     Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     None of the Funds may:

          1. Borrow money in excess of limitations imposed by the Investment Company Act of 1940;

          2. Issue senior securities in excess of limitations imposed by the Investment Company Act of 1940;

          3. Concentrate its investments in a particular industry, as determined in accordance with the Investment Company Act. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities shall not be considered to represent an "industry" within the meaning of this limitation. However, a Fund may concentrate its investments in one or more market sectors which may be made up of companies in a number of related industries;

          4. Acquire or sell real estate unless acquired as a result of ownership of securities or another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by real estate or interests in real estate or investments in companies that deal in or own real estate or interests in real estate;

          5. Acquire or sell commodities or contracts relating to physical commodities unless acquired as a result of the Fund's ownership of another permissible instrument. This limitation shall not prohibit the Fund from acquiring or selling investment that may be backed or secured by physical commodities or investments in companies that deal in or own physical commodities;

          6. Make loans in excess of limitations imposed by the Investment Company Act of 1940; or

          7. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling certain of its portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     None of the Funds may:

          1. Make purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

          2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

          3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

          4. Make investments for the purpose of exercising control or management;

          5. Invest more than 15% of its net assets in illiquid securities; or

          6. Purchase equity securities (which, for purposes of this limitation, shall include securities that are convertible into or exchangeable for equity securities) in private placements, except that a Fund may purchase equity securities in private placements (for example, pursuant to Section 4(2) of the Securities Act or Regulation D or Rule 144A under the Securities Act) if the Investment Adviser determines, at the time of purchase, that the securities acquired in the private placement (or the securities into or for which those securities are convertible or exchangeable) are, or are expected to become, publicly tradable pursuant to a resale registration statement, exchange offer or similar means or freely tradable to other qualified institutional buyers pursuant to Rule 144A, as long as no more than 15% of the Fund's net assets are invested in such securities.

          In addition, as a non-fundamental restriction, neither Growth Fund nor U.S. Emerging Growth Fund may acquire additional portfolio securities while borrowings of such Fund exceed 15% of its total assets.

                                      * * *

     With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.


                                   FUND NAMES

     U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund have each adopted an investment policy, effective July 31, 2002, whereby at least 80% of their respective total assets must be invested in the particular type of investments, or in investments in the particular industry or industries, suggested by the Fund's name. These Funds have each adopted a policy that, to the extent that the investment policy is required by the current rules and positions of the SEC, shareholders will be provided with at least 60 days advance notice in the event of a planned change in this investment policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the Investment Company Act.


                                      TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.

     Each Fund, or a shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

     Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.


              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

     Jundt Associates, Inc. (the "Investment Adviser"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, serves as each Fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and Marcus E. Jundt serves as the Vice Chairman of the Investment Adviser. Marcus E. Jundt owns 95% of the Investment Adviser's stock. A trust benefiting James R. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.

     The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.

     Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors;

the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; and any extraordinary expenses of a non-recurring nature.

     For its services, the Investment Adviser receives from each of Growth Fund and U.S. Emerging Growth Fund a monthly fee at an annual rate of 1.0% of the Fund's average daily net assets and from each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets. During the fiscal years ended December 31, 1999, 2000 and 2001, Growth Fund paid the Investment Adviser fees of $971,085, $935,988 and $535,167, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, U.S. Emerging Growth Fund paid the Investment Adviser fees of $498,766, $1,350,654 and $685,773, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Opportunity Fund paid the Investment Adviser fees of $856,971, $1,700,673 and $1,478,618, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Twenty-Five Fund paid the Investment Adviser fees of $452,191, $903,380 and $476,008, respectively; during the fiscal years ended December 31, 2000 and 2001, Mid-Cap Growth Fund paid the Investment Adviser fees of $93,956 and $212,229; and during the fiscal years ended December 31, 2000 and 2001, Science & Technology Fund paid the Investment Adviser fees of $58,896 and $90,234.

     The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

     At a meeting held on July 31, 2001, the Board of Directors, including the Independent Directors, approved the continuation of the Funds' Investment Advisory Agreements for an additional one-year period. In connection with this approval, the directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Investment Advisers' services provided to each Fund and the Investment Adviser's experience and qualifications. In addition to presentations by the Investment Adviser regarding each Fund's investment performance at each regular Board of Directors meeting, the directors on July 31, 2001 reviewed and considered:

     * an independent report independently prepared by Lipper Analytical Services, Inc., comparing the investment advisory fees and other expenses of each Fund (as a percentage of assets) and the investment performance of each Fund (net of fees and expenses) with those of comparable funds, including a description of the bases upon which funds were selected for comparison;

     * descriptions of brokerage allocation practices and assurances that such practices and arrangements are accurately described in the Funds' registration statement;

     * assurances that the Investment Adviser and its personnel are in compliance with the Funds' Code of Ethics, policies and procedures and with applicable laws and regulations; and

     * a report on the Investment Adviser's profitability related to providing investment advisory services to the Funds after taking into account (i) investment advisory fees and any other benefits realized by the Investment Adviser or any of its affiliates as a result of the Investment

          Adviser's role as the investment adviser to the Funds, and (ii) the direct and indirect expenses incurred by the Investment Adviser in providing such investment advisory services to the Funds.

After discussion, the Board of Directors concluded that the Investment Adviser has the capabilities, resources and personnel necessary to manage the Funds. The Board of Directors also concluded that, based on the services that the Investment Adviser would provide to the Funds under the Funds' investment advisory agreement and the expenses incurred by the Investment Adviser in the performance of such services, the compensation to be paid to the Investment Adviser is fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it is in the best interests of each Fund to continue the investment advisory agreement with the Investment Adviser for an additional one-year period.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

     During the years ended December 31, 1999, 2000 and 2001, Growth Fund paid commissions to brokers and futures commission merchants of $152,337, $181,440 and $154,063, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $31,103, $130,971 and $112,032, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Opportunity Fund paid commissions to brokers and futures commission merchants of $153,749, $520,748 and $579,137, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $49,142, $126,660 and $89,141, respectively; during the fiscal years ended December 31, 2000 and 2001, Mid-Cap Growth Fund paid commissions to brokers and futures commission merchants of $38,773 and $73,071, respectively; and during the fiscal years ended December 31, 2000 and 2001, Science & Technology Fund paid commissions to brokers and futures commission merchants of $18,870 and $19,941, respectively.

     Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, the transactions are averaged as to price.

     Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. This information may be useful to the Investment Adviser in providing services to clients other than the Funds.

     Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may, from time to time, consider the distribution of Fund shares, and referrals of investors to investment partnerships and other investment companies managed by the Investment Adviser, when allocating transactions among broker-dealers that otherwise offer best price and execution. The Investment Adviser may also agree from time to time to direct a portion of a client's brokerage transactions to a particular broker-dealer if the broker-dealer is among those that offer best price and execution. Because the Investment Adviser frequently aggregates multiple contemporaneous client purchase or sell orders into a block order for execution, these considerations and directions may influence the Investment Adviser's allocation of brokerage transactions for all client accounts. Pursuant to these arrangements, during the fiscal year ended December 31, 2001, Growth Fund paid commissions to brokers and futures commission merchants of $16,023, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $26,591, Opportunity Fund paid commissions to brokers and futures commission merchants of $100,758, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $10,964, Mid-Cap Growth Fund paid to brokers and futures commission merchants of $10,229, and Science and Technology Fund paid commissions to brokers and futures merchants of $1,338.

ADMINISTRATION AGREEMENT

     U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, an affiliate of the Funds' custodian, performs various administrative and accounting services for the Funds.

     Each Fund has entered into an administration agreement with the Administrator (the "Administration Agreements"). The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by The Jundt Growth Fund, Inc. or Jundt Funds, Inc. on 90 days' written notice to the Administrator and by the Administrator on 90 days' written notice to The Jundt Growth Fund, Inc. or Jundt Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

     Under the terms of the Administration Agreement between the Administrator and each Fund the Administrator performs or arranges for the performance of the following administrative services to each Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Fund's registration as an open-end investment company; (c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with Fund officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund.

     The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Funds' counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Funds, are deemed expenses of, and shall be paid by, the Funds.

     For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum fee of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million.

     Prior to March 1, 2000, Princeton Administrators, L.P. served as the administrator of the Funds. Since March 1, 2000, U.S. Bancorp Fund Services, LLC has served as the administrator of the Funds. During the fiscal years ended December 31, 1999, 2000 and 2001, Growth Fund paid Princeton Administrators, L.P. or U.S. Bancorp Fund Services, LLC fees of $194,217, $118,489 and $58,168, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, U.S. Emerging Growth Fund paid Princeton Administrators, L.P. or U.S. Bancorp Fund Services, LLC fees of $99,253, $166,308 and $73,435, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Opportunity

Fund paid Princeton Administrators, L.P. or U.S. Bancorp Fund Services, LLC fees of $126,804, $162,855 and $125,217, respectively; during the fiscal years ended December 31, 1999, 2000 and 2001, Twenty-Five Fund paid the Princeton Administrators, L.P. or U.S. Bancorp Fund Services, LLC fees of $83,900, $86,711 and $46,693, respectively; during the fiscal years ended December 31, 2000 and 2001, Mid-Cap Growth Fund paid U.S. Bancorp Fund Services, LLC fees of $21,132 and $45,000, respectively; and during the fiscal years ended December 31, 2000 and 2001, Science & Technology Fund paid U.S. Bancorp Fund Services, LLC fees of $21,132 and $45,000, respectively.

DISTRIBUTOR

     Pursuant to Distribution Agreements by and between U.S. Growth Investments, Inc. (the "Distributor"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, and each of the Funds (the "Distribution Agreements"), the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which the dealers and/or financial institutions also may sell Fund shares.

12b-1 DISTRIBUTION PLANS

     Rule 12b-1 under the Investment Company Act provides that any payments made by a Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, each Fund adopted a separate 12b-1 Distribution Plan for each of its Class A, Class B and Class C shares. There is no 12b-1 Distribution Plan for any Fund's Class I shares.

     Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreements be approved initially, and thereafter at least annually, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the Plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

     Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

     Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the Independent Directors are committed to the discretion of the Independent Directors. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the directors who vote to approve the implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The

Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.

     Under its Plan, each of Class A, Class B and Class C of each Fund pays the Distributor a service fee equal on an annual basis to .25% of the average daily net assets attributable to each Class. This fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

     The Plans of Class B and Class C of each Fund provide for the additional payment of a distribution fee to the Distributor, equal on an annual basis to ..75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

     The Funds compensate the Distributor as described above regardless of the amount of the Distributor's expenses.

     James R. Jundt is the sole owner of the Distributor and therefore has a financial interest in the Plans.

     For the period ended December 31, 2001, the Distributor earned the following Rule 12b-1 distribution and service fees:

                                         DISTRIBUTION    SERVICE      AGGREGATE
                                             FEES          FEES       12b-1 FEES
                                         ------------   ----------    ----------
     GROWTH FUND
     Class A .........................          N/A      $  4,184      $  4,184
     Class B .........................     $ 18,355         6,118        24,473
     Class C .........................        6,370         2,123         8,493
                                           --------      --------      --------
                                           $ 24,725      $ 12,425      $ 37,150
                                           ========      ========      ========
     U.S. EMERGING GROWTH FUND
     Class A .........................          N/A      $ 67,239      $ 67,239
     Class B .........................     $166,899        55,633       222,532
     Class C .........................      108,111        36,037       144,148
                                           --------      --------      --------
                                           $275,010      $158,909      $433,919
                                           ========      ========      ========
     OPPORTUNITY FUND
     Class A .........................          N/A      $113,172      $113,172
     Class B .........................     $231,262        77,087       308,349
     Class C .........................      166,579        55,526       222,105
                                           --------      --------      --------
                                           $397,841      $245,785      $643,626
                                           ========      ========      ========
     TWENTY-FIVE FUND
     Class A .........................          N/A      $ 25,029      $ 25,029
     Class B .........................     $ 97,885        32,628       130,513
     Class C .........................       56,507        18,836        75,343
                                           --------      --------      --------
                                           $154,392      $ 76,493      $230,885
                                           ========      ========      ========
     MID-CAP GROWTH FUND
     Class A .........................          N/A      $ 24,536      $ 24,536
     Class B .........................     $ 31,325        10,442        41,767
     Class C .........................       14,357         4,786        19,143
                                           --------      --------      --------
                                           $ 45,682      $ 39,764      $ 85,446
                                           ========      ========      ========

                                         DISTRIBUTION    SERVICE      AGGREGATE
                                             FEES          FEES       12b-1 FEES
                                         ------------   ----------    ----------
     SCIENCE & TECHNOLOGY FUND
     Class A .........................          N/A      $  7,738      $  7,738
     Class B .........................     $  5,243         1,747         6,990
     Class C .........................       15,807         5,269        21,076
                                           --------      --------      --------
                                           $ 21,050      $ 14,754      $ 35,804
                                           ========      ========      ========

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, serves as the Funds' transfer agent and dividend disbursing agent. As compensation for its services, each Fund is obliged to pay the transfer agent and dividend disbursing agent, subject to an annual minimum fee of $12,000 per class, an annual fee of $16.00 per shareholder account. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as the Funds' custodian. As compensation for its services, the custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of each Fund's average daily net assets, subject to an annual minimum fee of $3,000 per Fund, plus reasonable out-of-pocket expenses. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by these broker-dealers.


                             SPECIAL PURCHASE PLANS

     AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a Fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest that amount in shares of the Fund. Further information is available from the Funds' transfer agent.

     COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge schedule for Class A shares (and Growth Fund Class I shares, if eligible to purchase such shares) set forth in the Prospectus by combining purchases of any Class of shares of the Funds, if the combined purchase of all shares totals at least $50,000:

          (i) an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act;

          (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

          (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under
     Section 401 of the Code;

          (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;

          (v) employee benefit plans of a single employer or of affiliated employers; and

          (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

     CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares of a Fund (or Growth Fund Class I shares) may qualify for a "Cumulative Quantity Discount." The applicable front-end sales charge will then be based on the total of:

          (i) the investor's current purchase;

          (ii) the net asset value (at the close of business on the previous day) of shares of the Funds held by the investor; and

          (iii) the net asset value of shares of any Class of shares of the Funds owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

     For example, if an investor owned shares worth $30,000 at the then current net asset value and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the rate applicable to a single $50,000 purchase.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a broker-dealer, when each purchase is made the investor or broker-dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount.

     LETTER OF INTENTION. Investors wishing to purchase Class A shares of a Fund (or Growth Fund Class I Shares, if eligible to purchase such shares) may also obtain the reduced front-end sales charge shown in the Prospectus by means of a written "Letter of Intention," which expresses the investor's intention to invest not less than $50,000 (including certain "credits," as described below) within a period of 13 months in any Class of shares of the Funds. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Letter of Intention. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention. For example, assume that an investor signs a Letter of Intention to invest at least $50,000 as set forth above and that the investor and the investor's spouse and children under twenty-one have previously invested $20,000 in shares which are still held by these persons. It will only be necessary to invest a total of $30,000 during the 13 months following the first date of purchase of shares in order to qualify for the sales charges applicable to investments of $50,000.

     The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of the amount. Shares purchased with the first 5% of the amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. Absent an instruction to the contrary, such additional purchases shall be in shares of each Fund in proportion to the respective number of shares held by such investor in each Fund at the time of such additional purchases.

     Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the application form attached to the Prospectus.

                          MONTHLY CASH WITHDRAWAL PLAN

     Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a "withdrawal plan" and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a withdrawal plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which the distributions relate. Shares in a withdrawal plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a withdrawal plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a withdrawal plan concurrently with purchases of additional shares of a Class which imposes a front-end sales charge would normally be disadvantageous to the investor because of the front-end sales charge payable on these purchases. For this reason, an investor may not maintain an "automatic investment plan" (see above) for the accumulation of shares of a Class which imposes a front-end sales charge (other than through reinvestment of distributions) and a withdrawal plan at the same time. Each Fund or the Distributor may terminate or change the terms of a withdrawal plan at any time. A withdrawal plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

     Since a withdrawal plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether a withdrawal plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.


                    COMPENSATION TO FIRMS SELLING FUND SHARES

     The Distributor receives all front-end sales charges ("FESCs"), deferred sales charges and 12b-1 distribution and service fees. These charges are described in detail in the Prospectus. The Distributor pays portions of the FESCs and 12b-1 fees to firms authorized to sell Fund shares ("Authorized Firms"). Authorized Firms may be paid different amounts and types of compensation depending upon which Class of shares is sold.

     REALLOWANCE OF FESCS IN CONNECTION WITH SALES OF CLASS A AND GROWTH FUND'S CLASS I SHARES SUBJECT TO A FESC. Sales of Class A shares, and certain sales of Growth Fund Class I shares, are subject to a FESC. These charges are described in detail in the Prospectus. The following table sets forth the FESC amount received by the Authorized Firm with whom your investment executive is associated (as a percentage of the offering price of the Class A or Class I shares subject to a FESC):

                                                              FESC PAID TO
     AMOUNT OF INVESTMENT                                   AUTHORIZED FIRM
     --------------------                                   ---------------
     Less than $50,000 ................................          5.00%
     $50,000 but less than $100,000....................          4.25%
     $100,000 but less than $250,000...................          3.25%
     $250,000 but less than $500,000...................          2.25%
     $500,000 and greater .............................             *

------------------
*For investments of $500,000 and greater, the Authorized Firm receives a commission of 1.50% of the investment amount up to $1 million, .75% of the amount between $1 million and $2.5 million, .50% of the amount between $2.5 million and $5 million, and .25% of the amount over $5 million.

     INITIAL COMPENSATION PAID TO AUTHORIZED FIRMS IN CONNECTION WITH SALES OF CLASS B AND CLASS C SHARES. Although Fund shareholders do not pay a FESC in connection with investments in Class B and Class C shares, the Distributor pays Authorized Firms initial compensation of 5% of the amount invested in connection with purchases of Class B shares and initial compensation of 1.5% of the amount invested in connection with purchases of Class C shares.

     REALLOWANCE OF 12b-1 SERVICE AND DISTRIBUTION FEES. In addition to initial compensation paid to Authorized Firms in connection with sales of Fund shares, as described above, the Distributor pays Authorized Firms an annual fee of .25% of each Fund investment (beginning immediately for Class A shares and beginning one year after the purchase date for Class B shares) and an annual fee of up to 1.1% of each Fund investment (1% beginning one year after the purchase date through the third year and 1.1% thereafter) for Class C shares.

     ADDITIONAL COMPENSATION PAID TO AUTHORIZED FIRMS. From time to time, the Distributor, in its discretion, may use its own assets to pay certain additional costs of special promotions of Fund shares.

In connection with these special promotions, the Distributor will pay Authorized Firms with whom it has selling agreements an additional dealer concession of up to 1.5% of the value of the shares sold by its brokers or agents. The additional compensation may be subject to a charge-back based on the nature and/or the timing of a subsequent redemption of the Fund shares. Investors will not pay any additional charges as a result of any special promotion.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share is calculated separately for each Class of shares of each Fund. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

     The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 2001, the net asset value and the maximum public offering price of each Class of each Fund's shares was calculated as follows:


                                   GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($1,982,182)
          Net Asset Value Per Share ($7.42) =   --------------------------------------------------
                                                       Class A Shares outstanding (267,205)

                                                               Net Asset Value Per Share ($7.42)
          Maximum Public Offering Price Per Share ($7.87) =  -------------------------------------
                                                                   1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($1,819,359)
          Net Asset Value Per Share ($6.90) =   --------------------------------------------------
                                                       Class B Shares outstanding (263,820)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($644,281)
          Net Asset Value Per Share ($6.94) =   --------------------------------------------------
                                                       Class C Shares outstanding (92,881)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class I ($38,340,234)
          Net Asset Value Per Share ($7.60) =   --------------------------------------------------
                                                       Class I Shares outstanding (5,046,370)

                                                               Net Asset Value Per Share ($7.60)
          Maximum Public Offering Price Per Share ($8.06) =  -------------------------------------
                                                                   1 - Maximum FESC (5.75%)

                           U.S. EMERGING GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($23,298,572)
          Net Asset Value Per Share ($12.04) =  --------------------------------------------------
                                                      Class A Shares outstanding (1,934,432)

                                                               Net Asset Value Per Share ($12.04)
          Maximum Public Offering Price Per Share ($12.77) =  ------------------------------------
                                                                   1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($21,351,000)
          Net Asset Value Per Share ($11.48) =  --------------------------------------------------
                                                      Class B Shares outstanding (1,860,043)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($13,006,116)
          Net Asset Value Per Share ($11.47) =  --------------------------------------------------
                                                      Class C Shares outstanding (1,133,954)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                  Net Assets Attributable to Class I ($5,040,386)
          Net Asset Value Per Share ($12.38) =  --------------------------------------------------
                                                       Class I Shares outstanding (407,147)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                                OPPORTUNITY FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($26,056,912)
          Net Asset Value Per Share ($11.73) =  --------------------------------------------------
                                                      Class A Shares outstanding (2,220,857)

                                                               Net Asset Value Per Share ($11.73)
          Maximum Public Offering Price Per Share ($12.45) =  ------------------------------------
                                                                   1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($26,266,313)
          Net Asset Value Per Share ($11.29) =  --------------------------------------------------
                                                      Class B Shares outstanding (2,326,377)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($17,467,287)
          Net Asset Value Per Share ($11.25) =  --------------------------------------------------
                                                      Class C Shares outstanding (1,552,967)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                Net Assets Attributable to Class C ($13,221,530)
          Net Asset Value Per Share ($11.89) =  --------------------------------------------------
                                                      Class I Shares outstanding (1,111,866)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                                TWENTY-FIVE FUND

CLASS A SHARES
                                                  Net Assets Attributable to Class C ($6,525,379)
          Net Asset Value Per Share ($10.01) =  --------------------------------------------------
                                                       Class A Shares outstanding (652,075)

                                                               Net Asset Value Per Share ($10.01)
          Maximum Public Offering Price Per Share ($10.62) =  ------------------------------------
                                                                    1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                 Net Assets Attributable to Class C ($10,151,856)
          Net Asset Value Per Share ($9.56) =   --------------------------------------------------
                                                       Class B Shares outstanding (1,061,716)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                  Net Assets Attributable to Class C ($5,379,586)
          Net Asset Value Per Share ($9.63) =   --------------------------------------------------
                                                       Class C Shares outstanding (558,430)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                  Net Assets Attributable to Class I ($4,662,890)
          Net Asset Value Per Share ($10.14) =  --------------------------------------------------
                                                       Class I Shares outstanding (459,895)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                               MID-CAP GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class C ($6,405,155)
          Net Asset Value Per Share ($8.26) =   --------------------------------------------------
                                                       Class A Shares outstanding (775,459)

                                                               Net Asset Value Per Share ($8.26)
          Maximum Public Offering Price Per Share ($8.76) =  -------------------------------------
                                                                    1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                 Net Assets Attributable to Class C ($3,997,747)
          Net Asset Value Per Share ($8.16) =   --------------------------------------------------
                                                       Class B Shares outstanding (489,687)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($1,396,873)
          Net Asset Value Per Share ($8.16) =   --------------------------------------------------
                                                       Class C Shares outstanding (171,172)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                  Net Assets Attributable to Class I ($208,383)
          Net Asset Value Per Share ($8.30) =   --------------------------------------------------
                                                       Class I Shares outstanding (25,110)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                            SCIENCE & TECHNOLOGY FUND

CLASS A SHARES
                                                  Net Assets Attributable to Class C ($2,338,010)
          Net Asset Value Per Share ($8.14) =   --------------------------------------------------
                                                       Class A Shares outstanding (287,228)

                                                                Net Asset Value Per Share ($8.14)
          Maximum Public Offering Price Per Share ($8.64) =  -------------------------------------
                                                                    1 - Maximum FESC (5.75%)

CLASS B SHARES
                                                  Net Assets Attributable to Class C ($774,912)
          Net Asset Value Per Share ($8.06) =   --------------------------------------------------
                                                       Class B Shares outstanding (96,151)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                  Net Assets Attributable to Class C ($1,740,188)
          Net Asset Value Per Share ($8.06) =   --------------------------------------------------
                                                        Class C Shares outstanding (215,947)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                  Net Assets Attributable to Class I ($944,570)
          Net Asset Value Per Share ($8.17) =   --------------------------------------------------
                                                        Class I Shares outstanding (115,564)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                         CALCULATION OF PERFORMANCE DATA

     For purposes of quoting and comparing the performance of each Class of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return," "cumulative total return," "average annual total return after taxes on distributions" or "average annual total return after taxes on distributions and redemptions." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T)n = ERV

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return;
            n = number of years; and
          ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR = ( ERV - P ) x 100
                                  ---------
                                      P

     Where: CTR = Cumulative total return;
            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and
              P = initial payment of $1,000.

     This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The Funds may also quote after-tax total returns in advertisements. After-tax total returns show the Funds' annualized after-tax total returns for the time period specified. After-tax total returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling Fund shares at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are disregarded. After-tax returns may be greater than before-tax returns if tax losses are reflected in an after-tax calculation.

     Average annual total return after taxes on distributions is calculated according to the following formula:

                                 P(1+T)n = ATV
                                              (D)

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return (after taxes on distributions);
            n = number of years; and
        ATV   = ending value at the end of the period of a hypothetical
           (D) $1,000 payment made at the beginning of such period, after taxes on fund distributions but not after taxes on redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Average annual total return after taxes on distributions and redemption is calculated according to the following formula:

                                 P(1+T)n = ATV
                                              (DR)

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return (after taxes on distributions and redemption);
            n = number of years; and
       ATV    = ending value at the end of the period of a hypothetical
          (DR) $1,000 payment made at the beginning of such period, after taxes on fund distributions and redemption.

     This calculation assumes all dividends and capital gains distributions, less taxes due on such distributions, are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

     The average annual total return, cumulative total return and after-tax total return figures calculated in accordance with the foregoing formulas assume in the case of Class A shares, and Growth Fund's Class I shares, that the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares that the maximum applicable deferred sales charge has been paid upon the hypothetical redemption of the shares at the end of the period.

     Past performance is not predictive of future performance. All advertisements containing performance data of any kind represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. After-tax returns reflect past tax effects and are not predictive of future tax effects. Actual after-tax returns depend on a shareholder's tax situation and may differ from those advertised by the Funds.

     Set forth below is selected performance information and comparative index information for each Fund.

                                   GROWTH FUND
                             (RETURNS BEFORE TAXES)

                                                                                                     CUMULATIVE
                                                                                                    TOTAL RETURN
                                                       AVERAGE ANNUAL TOTAL RETURNS              (FOR PERIODS ENDED
                                                  (FOR PERIODS ENDED DECEMBER 31, 2001)          DECEMBER 31, 2001)
                                               --------------------------------------------   ------------------------
                                                                                  SINCE                      SINCE
                                                                                INCEPTION                  INCEPTION
                                               1 YEAR      5 YEAR   10 YEAR   (12/29/95)(a)   10 YEAR    (12/29/95)(a)
                                               ------      ------   -------   -------------   -------    -------------
   CLASS A SHARES
     Without sales charge .................    (25.38)%     3.58%      n/a         5.65%          n/a        39.07%
     With sales charge deducted (b) .......    (29.68)      2.36       n/a         4.61           n/a        31.05
   CLASS B
     Without sales charge .................    (25.85)      2.80       n/a         4.89           n/a        33.18
     With sales charge deducted (c) .......    (29.74)      2.53       n/a         4.81           n/a        32.60
   CLASS C
     Without sales charge .................    (25.83)      2.88       n/a         4.93           n/a        33.49
     With sales charge deducted (d) .......    (26.80)      2.88       n/a         4.93           n/a        33.49
   CLASS I
     Without sales charge .................    (25.12)      3.81      5.61%         n/a         72.68%         n/a
     With sales charge deducted (b) .......    (29.42)      2.59      4.99          n/a         62.78          n/a
   RUSSELL 1000 GROWTH INDEX (e) ..........    (20.42)      8.27     10.78        10.61        178.52        83.18
   LIPPER LARGE CAP GROWTH FUND
    INDEX (f) .............................    (23.87)      7.50     10.60         9.56        173.91        73.07

------------------
(a) Total returns prior to December 29, 1995 reflect Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b)  Maximum initial front-end sales charge of 5.75%.

(c) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(d) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(e) Composite performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 1000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(f) Composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.


                                   GROWTH FUND
                              (RETURNS AFTER TAXES)

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                  (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                           ---------------------------------------------------
                                                                                               SINCE INCEPTION
                                                           1 YEAR       5 YEAR     10 YEAR      (12/29/95) (a)
                                                           ------       ------     -------     ---------------
   CLASS A SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions .............     (27.69)%      0.08%        n/a            2.63%
     Return after taxes on distributions and sale of
      fund shares ....................................     (14.33)       2.99         n/a            4.68
   CLASS A SHARES - WITH SALES CHARGE DEDUCTED (b)
     Return after taxes on distributions .............     (31.86)      (1.10)        n/a            1.62
     Return after taxes on distributions and sale of
      fund shares ....................................     (17.01)       1.99         n/a            3.81
   CLASS B SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions .............     (28.30)      (0.78)        n/a            1.80
     Return after taxes on distributions and sale of
      fund shares ....................................     (14.55)       2.40         n/a            4.09
   CLASS B SHARES - WITH SALES CHARGE DEDUCTED (c)
     Return after taxes on distributions .............     (32.18)      (1.09)        n/a            1.71
     Return after taxes on distributions and sale of
      fund shares ....................................     (16.92)       2.17         n/a            4.02
   CLASS C SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions .............     (28.26)      (0.68)        n/a            1.85
     Return after taxes on distributions and sale of
      fund shares ....................................     (14.54)       2.46         n/a            4.12
   CLASS C SHARES - WITH SALES CHARGE DEDUCTED (d)
     Return after taxes on distributions .............     (29.23)      (0.68)        n/a            1.85
     Return after taxes on distributions and sale of
      fund shares ....................................     (15.13)       2.46         n/a            4.12
   CLASS I SHARES - WITHOUT SALES CHARGE
     Return after taxes on distributions .............     (27.39)       0.34        2.42%           3.33
     Return after taxes on distributions and sale of
      fund shares ....................................     (14.19)       3.16        3.95            4.71
   CLASS I SHARES - WITH SALES CHARGE DEDUCTED (b)
     Return after taxes on distributions .............     (31.56)      (0.85)       1.82            2.74
     Return after taxes on distributions and sale of
      fund shares ....................................     (16.87)       2.16        3.43            4.19

------------------
(a) Total returns prior to December 29, 1995 reflect Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b)  Maximum initial front-end sales charge of 5.75%.

(c) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(d) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                            U.S. EMERGING GROWTH FUND
                             (RETURNS BEFORE TAXES)

                                                                AVERAGE ANNUAL TOTAL
                                                                       RETURNS                       CUMULATIVE
                                                                 (FOR PERIODS ENDED                 TOTAL RETURN
                                                                  DECEMBER 31, 2001)              (FOR PERIOD ENDED
                                                       ---------------------------------------    DECEMBER 31, 2001)
                                                                               SINCE INCEPTION     SINCE INCEPTION
                                                       ONE YEAR    FIVE YEAR      (1/2/96)             (1/2/96)
                                                       --------    ---------   ---------------    ------------------
CLASS A
  Without sales charge .........................        (12.82)%     11.86%         16.60%              151.14%
  With sales charge deducted (a) ...............        (17.82)      10.54          15.45               136.70
CLASS B
  Without sales charge .........................        (13.42)      11.05          15.82               141.30
  With sales charge deducted (b) ...............        (18.62)      10.68          15.66               139.30
CLASS C
  Without sales charge .........................        (13.43)      11.05          15.81               141.16
  With sales charge deducted (c) ...............        (14.73)      11.05          15.81               141.16
CLASS I
  Without sales charge .........................        (12.63)      12.15          16.97               156.07
RUSSELL 2000 GROWTH INDEX (d) ..................         (9.23)       2.87           4.20                28.03
LIPPER SMALL CAP GROWTH FUND INDEX (e) .........        (12.75)       7.70           9.20                69.59

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) Composite performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and forecasted growth values. THE RUSSELL 2000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) Composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for the Lipper Small Cap Growth Fund Index data is December 29, 1995.

                            U.S. EMERGING GROWTH FUND
                              (RETURNS AFTER TAXES)

                                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                               (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                             -----------------------------------------
                                                                                       SINCE INCEPTION
                                                             1 YEAR        5 YEAR         (1/2/96)
                                                             ------        ------         --------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (12.82)%        7.81%          12.05%
       Return after taxes on distributions and sale of
        fund shares ....................................      (7.81)         8.07           11.81
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions .............     (17.82)         6.54           10.95
       Return after taxes on distributions and sale of
        fund shares ....................................     (10.85)         6.97           10.83
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (13.42)         7.00           11.27
       Return after taxes on distributions and sale of
        fund shares ....................................      (8.17)         7.42           11.17
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions .............     (18.62)         6.57           11.07
       Return after taxes on distributions and sale of
        fund shares ....................................     (11.34)         7.08           11.01
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (13.43)         7.00           11.26
       Return after taxes on distributions and sale of
        fund shares ....................................      (8.18)         7.42           11.16
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions .............     (14.73)         7.00           11.26
       Return after taxes on distributions and sale of
        fund shares ....................................      (8.97)         7.42           11.16
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (12.63)         8.14           12.46
       Return after taxes on distributions and sale of
        fund shares ....................................      (7.69)         8.32           12.15

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                                OPPORTUNITY FUND
                             (RETURNS BEFORE TAXES)

                                                                AVERAGE ANNUAL TOTAL
                                                                       RETURNS                       CUMULATIVE
                                                                 (FOR PERIODS ENDED                 TOTAL RETURN
                                                                  DECEMBER 31, 2001)              (FOR PERIOD ENDED
                                                       ---------------------------------------    DECEMBER 31, 2001)
                                                                               SINCE INCEPTION     SINCE INCEPTION
                                                       ONE YEAR    FIVE YEAR      (12/26/96)          (12/26/96)
                                                       --------    ---------   ---------------    ------------------

CLASS A
  Without sales charge .............................    (30.34)%     13.70%         13.37%               87.57%
  With sales charge deducted (a) ...................    (34.36)      12.37          12.04                76.79
CLASS B
  Without sales charge .............................    (30.91)      12.87          12.54                80.84
  With sales charge deducted (b) ...................    (35.05)      12.50          12.29                78.84
CLASS C
  Without sales charge .............................    (30.90)      12.85          12.52                80.67
  With sales charge deducted (c) ...................    (31.93)      12.85          12.52                80.67
CLASS I
  Without sales charge .............................    (30.18)      14.00          13.66                90.05
RUSSELL 3000 GROWTH INDEX (d) ......................    (19.63)       7.72           7.43                43.33
LIPPER MULTI CAP GROWTH FUND INDEX (e) .............    (25.16)       8.13           7.97                46.88

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) Composite performance of those Russell 3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) Composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                OPPORTUNITY FUND
                              (RETURNS AFTER TAXES)

                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                             ------------------------------------------
                                                                                        SINCE INCEPTION
                                                             1 YEAR          5 YEAR        (12/26/96)
                                                             ------          ------        ----------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (30.34)%        10.00%           9.69%
       Return after taxes on distributions and sale of
        fund shares ....................................     (18.48)          9.69            9.41
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions .............     (34.36)          8.71            8.40
       Return after taxes on distributions and sale of
        fund shares ....................................     (20.92)          8.57            8.29
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (30.91)          9.20            8.89
       Return after taxes on distributions and sale of
        fund shares ....................................     (18.82)          9.02            8.74
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions .............     (35.05)          8.77            8.60
       Return after taxes on distributions and sale of
        fund shares ....................................     (21.35)          8.67            8.51
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (30.90)          9.16            8.84
       Return after taxes on distributions and sale of
        fund shares ....................................     (18.82)          8.99            8.72
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions .............     (31.93)          9.16            8.84
       Return after taxes on distributions and sale of
        fund shares ....................................     (19.45)          8.99            8.72
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (30.18)         10.30            9.98
       Return after taxes on distributions and sale of
        fund shares ....................................     (18.38)          9.93            9.65

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                                TWENTY-FIVE FUND
                             (RETURNS BEFORE TAXES)

                                                           AVERAGE ANNUAL TOTAL
                                                                  RETURNS                 CUMULATIVE
                                                            (FOR PERIODS ENDED           TOTAL RETURN
                                                            DECEMBER 31, 2001)         (FOR PERIOD ENDED
                                                       ---------------------------     DECEMBER 31, 2001)
                                                                   SINCE INCEPTION      SINCE INCEPTION
                                                       ONE YEAR       (12/31/97)          (12/31/97)
                                                       --------    ---------------    ------------------
   CLASS A
     Without sales charge ..........................    (22.85)%        11.49%               54.48%
     With sales charge deducted (a) ................    (27.29)          9.85                45.60
   CLASS B
     Without sales charge ..........................    (23.43)         10.57                49.47
     With sales charge deducted (b) ................    (26.89)          9.86                45.65
   CLASS C
     Without sales charge ..........................    (23.48)         10.64                49.84
     With sales charge deducted (c) ................    (24.34)         10.64                49.84
   CLASS I
     Without sales charge ..........................    (22.64)         11.76                56.01
   RUSSELL 3000 GROWTH INDEX (d) ...................    (19.63)          3.02                12.67
   LIPPER MULTI CAP GROWTH FUND INDEX (e) ..........    (25.16)          4.71                20.21

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) Composite performance of those Russell 3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL 3000 GROWTH INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) Composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                                TWENTY-FIVE FUND
                              (RETURNS AFTER TAXES)

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                         (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                         -------------------------------------
                                                                          SINCE INCEPTION
                                                             1 YEAR          (12/31/97)
                                                             ------          ----------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (26.54)%           8.52%
       Return after taxes on distributions and sale of
        fund shares ....................................     (10.59)            8.74
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions .............     (30.76)            6.92
       Return after taxes on distributions and sale of
        fund shares ....................................     (13.48)            7.38
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (27.22)            7.56
       Return after taxes on distributions and sale of
        fund shares ....................................     (10.85)            7.98
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions .............     (30.68)            6.78
       Return after taxes on distributions and sale of
        fund shares ....................................     (12.96)            7.37
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (27.24)            7.66
       Return after taxes on distributions and sale of
        fund shares ....................................     (10.90)            8.05
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions .............     (28.11)            7.66
       Return after taxes on distributions and sale of
        fund shares ....................................     (11.43)            8.05
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (26.30)            8.80
       Return after taxes on distributions and sale of
        fund shares ....................................     (10.48)            8.97

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                               MID-CAP GROWTH FUND
                             (RETURNS BEFORE TAXES)

                                                           AVERAGE ANNUAL TOTAL
                                                                  RETURNS                 CUMULATIVE
                                                            (FOR PERIODS ENDED           TOTAL RETURN
                                                            DECEMBER 31, 2001)         (FOR PERIOD ENDED
                                                       ---------------------------     DECEMBER 31, 2001)
                                                                   SINCE INCEPTION      SINCE INCEPTION
                                                       ONE YEAR       (6/30/00)            (6/30/00)
                                                       --------    ---------------    ------------------
   CLASS A
     Without sales charge .......................       (21.27)%         (9.30)%            (13.66)%
     With sales charge deducted (a) .............       (25.80)         (12.80)             (18.62)
   CLASS B
     Without sales charge .......................       (21.92)         (10.02)             (14.68)
     With sales charge deducted (b) .............       (26.53)         (12.90)             (18.76)
   CLASS C
     Without sales charge .......................       (21.84)         (10.01)             (14.68)
     With sales charge deducted (c) .............       (23.00)         (10.01)             (14.68)
   CLASS I
     Without sales charge .......................       (20.97)          (9.02)             (13.25)
   RUSSELL MID CAP GROWTH INDEX (d) .............       (20.15)         (26.64)             (37.17)
   LIPPER MID CAP GROWTH FUND INDEX (e) .........       (21.07)         (26.15)             (36.53)

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) Composite performance of those Russell Mid Cap Index companies (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and forecasted growth values. THE RUSSELL MID CAP GROWTH FUND INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) Composite performance of the 30 largest "mid cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                               MID-CAP GROWTH FUND
                              (RETURNS AFTER TAXES)

                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                       (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                       -------------------------------------
                                                                           SINCE INCEPTION
                                                             1 YEAR           (6/30/00)
                                                             ------           ---------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (21.63)%          (10.08)%
       Return after taxes on distributions and sale of
        fund shares ....................................     (12.86)            (7.60)
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions .............     (26.13)           (13.55)
       Return after taxes on distributions and sale of
        fund shares ....................................     (15.62)           (10.35)
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (22.27)           (10.79)
       Return after taxes on distributions and sale of
        fund shares ....................................     (13.25)            (8.16)
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions .............     (26.89)           (13.69)
       Return after taxes on distributions and sale of
        fund shares ....................................     (16.06)           (10.44)
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (22.20)           (10.79)
       Return after taxes on distributions and sale of
        fund shares ....................................     (13.21)            (8.16)
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions .............     (23.35)           (10.79)
       Return after taxes on distributions and sale of
        fund shares ....................................     (13.91)            (8.16)
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions .............     (21.33)            (9.80)
       Return after taxes on distributions and sale of
        fund shares ....................................     (12.68)            (7.37)

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

                            SCIENCE & TECHNOLOGY FUND
                             (RETURNS BEFORE TAXES)

                                                           AVERAGE ANNUAL TOTAL
                                                                  RETURNS                 CUMULATIVE
                                                            (FOR PERIODS ENDED           TOTAL RETURN
                                                            DECEMBER 31, 2001)         (FOR PERIOD ENDED
                                                       ---------------------------     DECEMBER 31, 2001)
                                                                   SINCE INCEPTION      SINCE INCEPTION
                                                       ONE YEAR       (6/30/00)            (6/30/00)
                                                       --------    ---------------    ------------------
   CLASS A
     Without sales charge .........................     (11.14)%        (12.79)%            (18.60)%
     With sales charge deducted (a) ...............     (16.26)         (16.15)             (23.28)
   CLASS B
     Without sales charge .........................     (11.82)         (13.36)             (19.40)
     With sales charge deducted (b) ...............     (17.11)         (16.26)             (23.43)
   CLASS C
     Without sales charge .........................     (11.82)         (13.36)             (19.40)
     With sales charge deducted (c) ...............     (13.14)         (13.36)             (19.40)
   CLASS I
     Without sales charge .........................     (11.00)         (12.57)             (18.30)
   NASDAQ COMPOSITE INDEX (d) .....................     (34.72)         (44.11)             (58.21)
   LIPPER SCIENCE & TECHNOLOGY FUND INDEX (e) .....     (21.05)         (37.70)             (50.82)

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

(d) Composite performance of domestic common stocks traded on the regular NASDAQ market, as well as the National Market System traded foreign common stocks and ADRs. THE NASDAQ COMPOSITE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

(e) Composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Science & Technology Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

                            SCIENCE & TECHNOLOGY FUND
                              (RETURNS AFTER TAXES)

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                       (FOR PERIODS ENDED DECEMBER 31, 2001)
                                                       -------------------------------------
                                                                          SINCE INCEPTION
                                                             1 YEAR          (6/30/00)
                                                             ------          ---------
     CLASS A SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........        (11.14)%          (12.79)%
       Return after taxes on distributions and sale of
        fund shares .................................         (6.78)           (10.16)
     CLASS A SHARES - WITH SALES CHARGE DEDUCTED (a)
       Return after taxes on distributions ..........        (16.26)           (16.15)
       Return after taxes on distributions and sale of
        fund shares .................................         (9.90)           (12.80)
     CLASS B SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........        (11.82)           (13.36)
       Return after taxes on distributions and sale of
        fund shares .................................         (7.20)           (10.61)
     CLASS B SHARES - WITH SALES CHARGE DEDUCTED (b)
       Return after taxes on distributions ..........        (17.11)           (16.26)
       Return after taxes on distributions and sale of
        fund shares .................................        (10.42)           (12.89)
     CLASS C SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........        (11.82)           (13.36)
       Return after taxes on distributions and sale of
        fund shares .................................         (7.20)           (10.61)
     CLASS C SHARES - WITH SALES CHARGE DEDUCTED (c)
       Return after taxes on distributions ..........        (13.14)           (13.36)
       Return after taxes on distributions and sale of
        fund shares .................................         (8.00)           (10.61)
     CLASS I SHARES - WITHOUT SALES CHARGE
       Return after taxes on distributions ..........        (11.00)           (12.57)
       Return after taxes on distributions and sale of
        fund shares .................................         (6.70)            (9.99)

------------------
(a)  Maximum initial front-end sales charge of 5.75%.

(b) A deferred sales charge of up to 6% will be imposed if shares are redeemed within 7 years of purchase.

(c) A deferred sales charge of 1.5% will be imposed if shares are redeemed within 18 months of purchase.

     Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, such as mutual fund industry indexes or averages, including, but not limited to, those published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper, Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

     Lipper and Morningstar classify, calculate and publish the Lipper and Morningstar averages, respectively, which are unweighted averages of total return performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should a service reclassify a Fund to a different category or develop (and place a Fund into) a new category, each Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Funds may compare their performance or ranking against all funds tracked by an independent service, and may cite its ratings, recognition or other mention by such service or any other entity.

     Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. For any fund with at least a three-year performance history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating(TM) metrics.


                             DIRECTORS AND OFFICERS

     The Board of Directors of The Jundt Growth Fund, Inc. is responsible for the overall management and operation of Growth Fund. The Board of Directors of Jundt Funds, Inc. is responsible for the overall management and operation of each of the other Funds. The officers of The Growth Fund, Inc. and Jundt Funds, Inc. employed by the Investment Adviser are responsible for the day-to-day operations of the respective Funds under the applicable Board's supervision. Directors and officers of The Jundt Growth Fund, Inc. and The Jundt Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below.

                                                                                        NUMBER OF
                                                                                        FUNDS IN
                           POSITION(S)                                                    FUND           OTHER
                           HELD WITH      TERM OF OFFICE                                 COMPLEX     DIRECTORSHIPS
                              FUND        AND LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
  NAME, ADDRESS AND AGE    COMPANIES(1)   TIME SERVED(2)     DURING PAST FIVE YEARS      DIRECTOR      DIRECTOR(3)
------------------------- ------------- ------------------- ------------------------- ------------- ---------------
INTERESTED DIRECTORS AND OFFICERS:

James R. Jundt(4)(6)      Chairman      Chairman of the     Chairman of the                9              N/A
Suite 950                 of the        Board of The        Board, Chief Executive
1550 Utica Avenue South   Board         Jundt Growth        Officer, Secretary and
Minneapolis MN 55416                    Fund, Inc. since    portfolio manager of
Age: 60                                 1991 and Jundt      the Investment Adviser
                                        Funds, Inc. since   since its inception in
                                        1995.               1982; President of The
                                                            Jundt Growth Fund,
                                                            Inc. from 1991 to 1999
                                                            and Jundt Funds, Inc.
                                                            from 1995 to 1999;
                                                            Chairman of the Board
                                                            of the Distributor since
                                                            1995.

Marcus E. Jundt(5)(6)     President     Since 1999,         Vice Chairman and              9              N/A
Suite 950                 and           President, and      portfolio manager of
1550 Utica Avenue South   Director      since 2000,         the Investment Adviser
Minneapolis MN 55416                    Director of Jundt   since 1992; President of
Age: 36                                 Funds, Inc. and     the Distributor since
                                        the Jundt Growth    1997.
                                        Fund, Inc.

                                                                                           NUMBER OF
                                                                                           FUNDS IN
                              POSITION(S)                                                    FUND           OTHER
                               HELD WITH     TERM OF OFFICE                                 COMPLEX     DIRECTORSHIPS
                                 FUND        AND LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
   NAME, ADDRESS AND AGE     COMPANIES(1)    TIME SERVED(2)     DURING PAST FIVE YEARS     DIRECTOR      DIRECTOR(3)
---------------------------- ------------- ------------------- ------------------------- ------------- ---------------
Jon C. Essen                 Treasurer     Treasurer of The    Chief Financial Officer       N/A             N/A
Suite 950                                  Jundt Growth        of the Investment
1550 Utica Avenue South                    Fund, Inc. and      Adviser, 1998 to May 2002;
Minneapolis MN 55416                       Jundt Funds, Inc.,  Senior Financial
Age: 38                                    1999 to May 2002.   Analyst, Norwest
                                                               Investment Services,
                                                               Inc., 1997 to 1998; Fund
                                                               Reporting and Control
                                                               Supervisor, Voyageur
                                                               Funds Inc., 1994 to
                                                               1997.

Gerald M. Fitterer           Treasurer     Treasurer of        Chief Financial Officer       N/A             N/A
Suite 950                                  The Jundt           of the Investment
1550 Utica Avenue South                    Growth Fund,        Adviser since May 2002;
Minneapolis MN 55416                       Inc. and            Vice President of Finance,
Age: 34                                    Jundt Funds,        Zamba Corporation (systems
                                           Inc. since          integration consulting),
                                           May 2002.           January 2002 to May 2002;
                                                               Director of Finance, Zamba
                                                               Corporation, February 2000
                                                               to December 2001; Regional
                                                               Controller, Renaissance
                                                               Worldwide, Inc. (IT
                                                               consulting), May 1997 to
                                                               February 2000.

James E. Nicholson           Secretary     Secretary of The    Partner with the law          N/A             N/A
2200 Wells Fargo Center                    Jundt Growth        firm of Faegre &
90 S. Seventh Street                       Fund, Inc. since    Benson LLP,
Minneapolis MN 55402                       1991 and Jundt      Minneapolis,
Age: 50                                    Funds, Inc. since   Minnesota, which has
                                           1995.               served as general
                                                               counsel to the
                                                               Investment Adviser,
                                                               The Jundt Growth
                                                               Fund, Inc., Jundt
                                                               Funds, Inc., one other
                                                               investment company
                                                               managed by the
                                                               Investment Adviser,
                                                               and the Distributor
                                                               since their inception.

INDEPENDENT DIRECTORS:

John E. Clute                Director      Director of The     Professor of Law,              9         Director of
1221 West Riverside Avenue                 Jundt Growth        Gonzaga University                       Hecla
Spokane WA 99201                           Fund, Inc. since    School of Law, since                     Mining
Age: 67                                    1991 and Jundt      1991; Dean, Gonzaga                      Company
                                           Funds, Inc. since   University School of
                                           1995.               Law, from 1991 to
                                                               2001.

                                                                                          NUMBER OF
                                                                                          FUNDS IN
                              POSITION(S)                                                   FUND            OTHER
                               HELD WITH     TERM OF OFFICE                                COMPLEX      DIRECTORSHIPS
                                 FUND        AND LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY      HELD BY
   NAME, ADDRESS AND AGE      COMPANIES(1)   TIME SERVED(2)     DURING PAST FIVE YEARS     DIRECTOR      DIRECTOR(3)
---------------------------- ------------- ------------------- ------------------------- ------------- ---------------
Floyd Hall                   Director      Director of The     Retired investor;              9         None
190 Upper Mountain Avenue                  Jundt Growth        Chairman, President
Montclair NJ 07042-1918                    Fund, Inc. since    and Chief Executive
Age: 63                                    1991 and Jundt      Officer of K-Mart
                                           Funds, Inc. since   Corporation from 1995
                                           1995.               to 2001; Chairman from
                                                               1989 to 1998 and Chief
                                                               Executive Officer from
                                                               1989 to 1995 of The
                                                               Museum Company and
                                                               Alva Replicas.

Demetre M. Nicoloff          Director      Director of The     Cardiac and thoracic           9         Director of
1492 Hunter Drive                          Jundt Growth        surgeon, Cardiac                         Applied
Wayzata MN 55391                           Fund, Inc. since    Surgical Associates,                     Biometrics,
Age: 68                                    1991 and Jundt      P.A., Minneapolis                        Inc.
                                           Funds, Inc. since   Minnesota.
                                           1995.

Darrell R. Wells             Director      Director of the     Chairman and                   9         Director of
Suite 310                                  Jundt Growth        President, SMC                           Churchill
4350 Brownsboro Road                       Fund, Inc. since    Capital, Inc. (registered                Downs Inc. and
Louisville KY 40207                        1991 and Jundt      investment adviser),                     Citizens
Age: 59                                    Funds, Inc. since   Louisville, Kentucky.                    Financial Inc.
                                           1995.

Clark W. Jernigan            Director      Director of The     Principal, Austin              9         None
1201 Verdant Way                           Jundt Growth Fund,  Ventures (venture
Austin TX 78746                            Inc. and Jundt      capital firm), Austin,
Age: 41                                    Funds, Inc. since   Texas since October
                                           1999.               2001; Director of
                                                               Engineering,
                                                               Vice President and
                                                               General Manager,
                                                               Cirrus Logic, Inc.
                                                               (consumer electronics
                                                               solutions), Austin,
                                                               Texas from 1997 to
                                                               2001; Research
                                                               Associate Analyst,
                                                               Alex. Brown & sons
                                                               Incorporated, New
                                                               York, New York
                                                               from 1996 to 1997.

------------------

(1) All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc. Each officer and director holds the same position(s) with one other investment company managed by the Investment Adviser.

(2) Officers of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. serve one year terms, subject to annual reappointment by the Board of Directors. Directors of the Fund companies serve a term of indefinite length until the earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act.

(3) Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities and Exchange Act, or any company registered as an investment company under the Investment Company Act.

(4) James R. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as Chairman of the Board, Chief Executive Officer and Secretary of the Investment Adviser and as Chairman of the Board of the Distributor. James R. Jundt is also deemed to be an interested person because he owns 100% of the stock of the Distributor.

(5) Marcus E. Jundt is considered to be an "interested person" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. because of his position as President of the Funds, as Vice Chairman of the Investment Adviser, and as President of the Distributor. Marcus E. Jundt is also deemed to be an interested person because he owns 95% of the stock of the Investment Adviser.

(6) Marcus E. Jundt is the son of James R. Jundt.


STANDING COMMITTEES OF THE BOARD OF DIRECTORS

     There are currently four standing committees of the Board of Directors:
Audit Committee, Pricing Committee, Dividend Declaration Committee and Nominating Committee.

                                                                                              NUMBER OF
                                                                                          COMMITTEE MEETINGS
                                                                                           HELD DURING LAST
                         COMMITTEE FUNCTION                   COMMITTEE MEMBERS              FISCAL YEAR
                -----------------------------------   --------------------------------   -------------------
Audit           The function of the Audit             Darrell R. Wells (Chair)                    1
Committee       Committee is (i) to oversee the       John E. Clute
                Funds' accounting and financial       Demetre M. Nicoloff
                reporting policies and practices
                and matters relating to internal
                control, (ii) to oversee the
                quality and objectivity of the
                Funds' financial statements and
                the independent audits of those
                statements and (iii) to be a
                liaison between the
                independent auditors of the
                Funds and the full Board of
                Directors.

Pricing         The function of the Pricing           James R. Jundt (Chair)                      0
Committee       Committee is to value portfolio       Darrell R. Wells
                securities for which market           John E. Clute (Alternate)
                quotations are not readily            Floyd Hall (Alternate)
                available, pursuant to                Demetre M. Nicoloff (Alternate)
                procedures established by the         Clark W. Jernigan (Alternate)
                Board of Directors.

Dividend        The function of the Dividend          James R. Jundt (Chair)                      0
Declaration     Declaration Committee is to           Demetre M. Nicoloff
Committee       oversee the declaration of the        Floyd Hall
                Funds' dividends and distri-
                butions.

                                                                                              NUMBER OF
                                                                                          COMMITTEE MEETINGS
                                                                                           HELD DURING LAST
                         COMMITTEE FUNCTION                   COMMITTEE MEMBERS              FISCAL YEAR
                -----------------------------------   --------------------------------   -------------------
Nominating      The function of the Nominating        Demetre M. Nicoloff (Chair)                 0
Committee       Committee is to present names         John E. Clute
                for consideration for election of     Floyd Hall
                Board members in the event of         Darrell R. Wells
                a vacancy or expansion of the         Clark W. Jernigan
                Board of Directors. This
                Committee will consider
                nominees recommended to it
                for consideration by
                shareholders of the Funds.*

*Shareholders who wish to suggest qualified candidates should write to the Funds at: 1550 Utica Avenue South, Suite 950, Minneapolis, MN 55416, Attention:
 Chairman, Nominating Committee. All recommendations should state in detail the qualification of such persons for consideration by the Committee and should be accompanied by an indication of the person's willingness to serve.

FUND SHARES OWNED BY DIRECTORS

     The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in The Jundt Growth Fund, Inc. and Jundt Funds, Inc., and (ii) each director's aggregate beneficial ownership in The Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company in the Fund Complex managed by the Investment Adviser.

                                                      AGGREGATE DOLLAR RANGE OF
                            DOLLAR RANGE OF EQUITY    EQUITY SECURITIES IN THE
                            SECURITIES IN THE FUND     FUND COMPANIES AND FUND
NAME OF DIRECTOR                  COMPANIES*             COMPLEX (9 FUNDS)*
----------------                  ----------             ------------------
James R. Jundt               Over $100,000                 Over $100,000
Marcus E. Jundt              None                          Over $100,000
John E. Clute                $50,001 - $100,000            $50,001 - $100,000
Floyd Hall                   Over $100,000                 Over $100,000
Demetre M. Nicoloff          Over $100,000                 Over $100,000
Darrell R. Wells             $10,001 - $50,000             $10,001 - $50,000
Clark W. Jernigan            None                          Over $100,000

-----------------------
*The dollar range disclosed is based on the value of the securities as of March
 31, 2002.

COMPENSATION

     Each of the directors of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. is also a director of one other fund company managed by the Investment Adviser. The foregoing fund companies have each agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, the foregoing fund companies have agreed to pay each director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each director for the expenses of attendance at such meetings. Legal fees and expenses are also paid to Faegre & Benson LLP, the law firm of which James E. Nicholson, Secretary of the foregoing fund companies, is a partner. No compensation is paid by any of the foregoing fund companies to any of its officers or directors who are affiliated with the Investment Adviser.

     Director fees and expenses aggregated $115,972 for the fiscal year ended December 31, 2001. The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 2001:

                               COMPENSATION TABLE

                                                                                              TOTAL COMPENSATION
                                       AGGREGATE                                              FROM FUND COMPANIES
                                     COMPENSATION   PENSION OR RETIREMENT      ESTIMATED       AND FUND COMPLEX
                                       FROM FUND     BENEFITS ACCRUED AS    ANNUAL BENEFITS     (9 FUNDS) PAID
NAME OF PERSON, POSITION              COMPANIES*    PART OF FUND EXPENSES   UPON RETIREMENT     TO DIRECTORS**
------------------------             ------------   ---------------------   ---------------   -------------------
James R. Jundt, Chairman
 of the Board .....................     $     0               $0                   $0               $     0
Marcus E. Jundt, President and
 Director .........................     $     0               $0                   $0               $     0
John E. Clute, Director ...........     $18,735               $0                   $0               $21,000
Floyd Hall, Director ..............     $18,735               $0                   $0               $21,000
Demetre M. Nicoloff, Director .....     $18,735               $0                   $0               $21,000
Darrell R. Wells, Director ........     $18,735               $0                   $0               $21,000
Clark W. Jernigan, Director .......     $18,735               $0                   $0               $21,000

------------------
* Aggregate Compensation paid to directors is for services on the board of The Jundt Growth Fund, Inc. and Jundt Funds, Inc.

**Total Compensation paid to directors is for services on the board of The
  Jundt Growth Fund, Inc., Jundt Funds, Inc. and the board of one other investment company in the Fund Complex managed by the Investment Adviser.

SALES LOADS

     Purchases of Growth Fund's Class I shares by directors, officers, employees or consultants of the Funds (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, immediate family members of these persons, lineal ancestors or descendants of these persons, or accounts benefiting any such persons, may be made at net asset value without a sales charge. In addition, Class I shares of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund are offered exclusively to directors, officers, employees and consultants of the Funds (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, immediate family members of these persons, lineal ancestors and descendants of these persons, and accounts benefiting any such persons.


                              COUNSEL AND AUDITORS

     Faegre & Benson LLP, 2200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 2002.


                               GENERAL INFORMATION

     Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

     Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only the Class, such as the Class' Rule 12b-1 plan. In addition, shares of all Classes of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.

     Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence.

     Under Minnesota law, each director of a company, such as Growth Fund or Jundt Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of their directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

     Neither Growth Fund nor Jundt Funds, Inc. is required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of Growth Fund or Jundt Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Sell Your Fund Shares" in the Prospectus.

     The Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by a Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 2002, the Directors and Officers of the Growth Fund and Jundt Funds, Inc. owned in the aggregate less than 1% of the Class A, Class B and Class C total outstanding shares of each Fund. As of March 31, 2002, the Directors and Officers of the Growth Fund and Jundt Funds, Inc. owned in the aggregate 19.15%, 93.84%, 83.50%, 93.57%, 67.07% and 88.61% of the Class I
total outstanding shares of Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, respectively.

     Except as set forth below, no person owned of record or, to the knowledge of Growth Fund or Jundt Funds, Inc., as applicable, owned of record or beneficially more than 5% of any Class of a Fund's common shares as of March 31, 2002:


                                   GROWTH FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP         OF CLASS
----------------                                 ---------    --------------     ----------
MLPF S For The Sole Benefit of its Customers      Class A            R              11.93%
Attn: Fund Administration 97JD0                   Class B            R              27.33%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              42.56%
Jacksonville, FL 32246-6484                       Class I            R              72.99%

Usbancorp Piper Jaffray                           Class A            R               9.83%
A/C 2908-0667
U S Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

RBC Dain Rauscher FBO                             Class A            R               7.13%
Ttees for Southview Acres
Healthcare Center Inc.
Profit Sharing Plan & Trust
2000 Oakdale Ave
West St. Paul, MN 55118-4662

RBC Dain Rauscher FBO                             Class A            R               7.13%
Ttees for Apple Valley
Healthcare Inc.
Employees Profit Sharing Plan
14650 Garrett Ave
Apple Valley, MN 55124-7543

Usbancorp Piper Jaffray                           Class A            R               5.77%
A/C 8651-4476
U S Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

D. A. Davidson & Co. Inc. (FBO)                   Class C            R               9.12%
Lawrence J Lennon Rlvr IRA
Box 5015
Great Falls, MT 59403-5015

                            U.S. EMERGING GROWTH FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP         OF CLASS
----------------                                 ---------    --------------     ----------
MLPF S For The Sole Benefit of its Customers      Class A            R              19.94%
Attn: Fund Administration 97JE1                   Class B            R              34.55%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              47.70%
Jacksonville, FL 32246-6484                       Class I            R              75.86%

Usbancorp Piper Jaffray                           Class A            R              16.96%
A/C 7009-7375
U S Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

T Rowe Price Trust Co                             Class A            R              12.65%
FBO Retirement Plan Clients
PO Box 17215
Baltimore, MD 21297-1215

Usbancorp Piper Jaffray                           Class I            R               9.20%
A/C 6250-2197
U S Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

James R Jundt                                     Class I            B               5.26%
1550 Utica Ave S
Minneapolis, MN 55416-5312

                                OPPORTUNITY FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP         OF CLASS
----------------                                 ---------    --------------     ----------
MLPF S For The Sole Benefit of its Customers      Class A            R              21.17%
Attn: Fund Administration 97MP1                   Class B            R              23.22%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              30.26%
Jacksonville, FL 32246-6484                       Class I            R              84.34%

The Corp of Gonzaga University                    Class A            B              13.53%
Attn: Charles Murphy
502 E Boone Ave
Spokane, WA 99258-0096

Paul W Bottum                                     Class I            B               5.49%
Teri B Bottum Jt Wros
1933 Oriole Ave N
Stillwater, MN 55082-1590

Floyd Hall                                        Class I            B               5.30%
c/o Floyd Hall Enterprises
One Hall Dr
Little Falls, NJ 07424


                                TWENTY-FIVE FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP         OF CLASS
----------------                                 ---------    --------------     ----------
MLPF S For The Sole Benefit of its Customers      Class A            R              16.14%
Attn: Fund Administration                         Class B            R              29.32%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              48.49%
Jacksonville, FL 32246-6484                       Class I            R              63.19%

James R Jundt                                     Class I            B              33.16%
1400 Brackets Pt. Rd.
Wayzata, MN 55391-9394

                               MID-CAP GROWTH FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP         OF CLASS
----------------                                 ---------    --------------     ----------
Corp of Gonzaga University                        Class A            B              21.51%
Attn: Rick Jones
502 E Boone Ave
Spokane, WA 99258-0069

MLPF S For The Sole Benefit of its Customers      Class A            R              14.66%
Attn: Fund Administration 97JE1                   Class B            R              14.77%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              28.23%
Jacksonville, FL 32246-6484

Corporation of Gonzaga University                 Class A            B              10.33%
Engineering Building
Attn: Rick Jones
502 E Boone Ave
Spokane, WA 99258-0069

Wells Fargo Investments LLC                       Class A            R               5.65%
A/C 6372-2476
420 Montgomery St
San Francisco, CA 55416

RBC Dain Rauscher FBO                             Class B            R               5.09%
Marvin F Sundquist
PO Box 1308
Yakima, WA 98907-1308

James R Jundt                                     Class I            B              66.61%
1550 Utica Ave S
Minneapolis, MN 55416-5312

US Bank NA Cust                                   Class I            R              17.95%
Sarah P Hipskind IRA Rollover
2317 Boulder Rd
Chanhassen, MN 55317-7401

Noreen A Rife &                                   Class I            B              11.06%
Conwell K Rife Jr Jt Ten
9814 Elm Creek Trl N
Champlin, MN 55316-2632

                            SCIENCE & TECHNOLOGY FUND

                                                              RECORD (R) OR
                                                              BENEFICIAL (B)    PERCENTAGE
NAME AND ADDRESS                                   CLASS        OWNERSHIP        OF CLASS
----------------                                 ---------    --------------    -----------
US Bank NA Cust                                   Class A            R              17.50%
Richard R Leonard IRA
7223 Lanham Ln
Edina, MN 55439-1823

Wells Fargo Investments LLC                       Class A            R              17.01%
A/C 6372-2476
420 Montgomery St
San Francisco, CA 55416

MLPF S For The Sole Benefit of its Customers      Class A            R               5.96%
Attn: Fund Administration 97JE1                   Class B            R              12.75%
4800 Deer Lake Dr E, 3rd Floor                    Class C            R              13.08%
Jacksonville, FL 32246-6484                       Class I            R              78.43%

US Bancorp Piper Jaffray                          Class A            R               5.25%
A/C 2908-0667
US Bancorp Center
800 Nicollet Mall
Minneapolis, MN 55402-7000

US Bank NA Cust                                   Class B            R               9.24%
Margaret A Leonard IRA
7223 Lanham Ln
Edina, MN 55439-1823

RBC Dain Rauscher FBO                             Class B            R               6.89%
Stanley W Burtner
108 NO 22nd Ave
Yakima, WA 98902

RBC Dain Rauscher Custodian                       Class B            R               5.26%
Rodney R Elliott
Individual Retirement Account
2523 Obrien Court
Bend, OR 97701-5690

RBC Dain Rauscher FBO                             Class B            R               5.08%
Marvin F Sundquist
PO Box 1308
Yakima, WA 98907-1308

Joeseph L Calihan                                 Class C            B              10.77%
600 Grant St Ste 4606
Pittsburgh, PA 15219-2703

James R Jundt                                     Class I            B               8.98%
1550 Utica Ave S
Minneapolis, MN 55416-5312

                         FINANCIAL AND OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statements of Growth Fund and Jundt Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statements") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statements have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statements, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     In addition, the Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of the Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 2001 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference.

     Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                JUNDT FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART C


                                OTHER INFORMATION

                                     PART C
                                OTHER INFORMATION

Item 23 -- Exhibits

(a)(1)   Articles of Incorporation and Series A and Series B
         Certificates of Designation (1)
(a)(2)   Amended Series A and Series B Certificates of Designation (2)
(a)(3)   Series C Certificate of Designation (3)
(a)(4)   Series D and Series E Certificates of Designation
(b)      Bylaws (as amended)
(c)      Not applicable
(d)(1)   Jundt U.S. Emerging Growth Fund Investment Advisory Agreement (4)
(d)(2)   Jundt Opportunity Fund Investment Advisory Agreement (2)
(d)(3)   Jundt Twenty-Five Fund Investment Advisory Agreement (3)
(d)(4)   Jundt Mid-Cap Growth Fund Investment Advisory Agreement (7)
(d)(5)   Jundt Science & Technology Fund Investment Advisory Agreement (7)
(e)(1)   Jundt U.S. Emerging Growth Fund Distribution Agreement (4,5)
(e)(2)   Jundt Opportunity Fund Distribution Agreement (1,5)
(e)(3)   Jundt Twenty-Five Fund Distribution Agreement (3)
(e)(4)   Jundt Mid-Cap Growth Fund Distribution Agreement (7)
(e)(5)   Jundt Science & Technology Fund Distribution Agreement (7)
(e)(6)   Form of Selected Dealer Agreement (1,5)
(f)      Not applicable
(g)      Custody Agreement (6)
(h)(1)   Transfer Agency and Service Agreement (1)
(h)(2)   Fund Administration Servicing Agreement (6)
(h)(3)   Fund Accounting Servicing Agreement (6)
(i)      Opinion and Consent of Faegre & Benson LLP (3)
(j)      Consent of KPMG LLP
(k)      Not applicable
(l)      Initial Capital Agreement (7)
(m)(1)   Jundt U.S. Emerging Growth Fund Class A Distribution Plan (4,5)
(m)(2)   Jundt U.S. Emerging Growth Fund Class B Distribution Plan (4,5)
(m)(3)   Jundt U.S. Emerging Growth Fund Class C Distribution Plan (4)
(m)(4)   Jundt Opportunity Fund Class A Distribution Plan (1,5)
(m)(5)   Jundt Opportunity Fund Class B Distribution Plan (1,5)
(m)(6)   Jundt Opportunity Fund Class C Distribution Plan (1)
(m)(7)   Jundt Twenty-Five Fund Class A Distribution Plan (3)
(m)(8)   Jundt Twenty-Five Fund Class B Distribution Plan (3)
(m)(9)   Jundt Twenty-Five Fund Class C Distribution Plan (3)
(m)(10)  Jundt Mid-Cap Growth Fund Class A Distribution Plan (7)
(m)(11)  Jundt Mid-Cap Growth Fund Class B Distribution Plan (7)
(m)(12)  Jundt Mid-Cap Growth Fund Class C Distribution Plan (7)
(m)(13)  Jundt Science & Technology Fund Class A Distribution Plan (7)
(m)(14)  Jundt Science & Technology Fund Class B Distribution Plan (7)
(m)(15)  Jundt Science & Technology Fund Class C Distribution Plan (7)
(n)(1)   Amended and Restated Jundt U.S. Emerging Growth Fund Rule 18f-3 Plan
(n)(2)   Amended and Restated Jundt Opportunity Fund Rule 18f-3 Plan
(n)(3)   Amended and Restated Jundt Twenty-Five Fund Rule 18f-3 Plan
(n)(4)   Amended and Restated Jundt Mid-Cap Growth Fund Rule 18f-3 Plan
(n)(5)   Amended and Restated Jundt Science & Technology Fund Rule 18f-3 Plan
(o)      Code of Ethics (as amended)
(p)      Power of Attorney (8)

(1) Incorporated by reference to exhibits to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 5, 1996.

(2) Incorporated by reference to exhibits to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on September 3, 1997.

(3) Incorporated by reference to exhibits to Post-Effective Amendment No. 6 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 15, 1997.

(4) Incorporated by reference to exhibits to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 22, 1995.

(5) Plan or agreement, as applicable, was amended effective April 22, 1997 solely to change the name of each Fund's previously designated Class A shares to "Class I" shares and to change the name of each Fund's previously designated Class D shares to "Class A" shares. Because no other amendments were effected, the amended agreement or plan, as applicable, have not been refiled as exhibits.

(6) Incorporated by reference to exhibits to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on April 18, 2000.

(7) Incorporated by reference to exhibits to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on June 12, 2000.

(8) Incorporated by reference to exhibit to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on April 30, 2001.


Item 24 -- Persons Controlled by or Under Common Control with Registrant

         See the information set forth under the caption "Management of the Funds" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement).

Item 25 -- Indemnification

         The Articles of Incorporation (Exhibit (a)(1)-(4)) and Bylaws (Exhibit
(b)) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Business Corporations Act, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended) a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as director.

         The form of Selected Dealer Agreement (Exhibit (e)(6)) between the Registrant's principal underwriter, U.S. Growth Investments, Inc. (the "Distributor"), and any broker-dealer with which the Distributor enters into such Selected Dealer Agreement provides that each of the parties to the Selected Dealer Agreement agrees to indemnify and hold the other harmless, including such parties' officers, directors and any person who is or may be deemed to be a controlling person of such party, from and against any losses, claims, damages, liabilities or expenses, whether joint or several, to which any such person or entity may become subject under the Securities Act of 1933 or otherwise insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) arise out of or are based upon, (a) any untrue statement or alleged untrue statement of material fact, or any omission or alleged omission to state a material fact made or omitted by such indemnifying party therein; or (b) any willful misfeasance or gross misconduct by such indemnifying party in the performance of its duties and obligations thereunder.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26 -- Business and Other Connections of Investment Adviser

         Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Management of the Funds" in the accompanying Prospectus (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statement of Additional Information (Part B of this Registration Statement).

Item 27 -- Principal Underwriters

         (a) As set forth in the accompanying Prospectus and Statement of Additional Information, U.S. Growth Investments, Inc. ("U.S. Growth Investments") serves as the principal underwriter of the Registrant's shares of common stock. As of the date of this filing, U.S. Growth Investments also serves as a principal underwriter for The Jundt Growth Fund, Inc. and American Eagle Capital Appreciation Fund, American Eagle Twenty Fund and American Eagle Large-Cap Growth Fund, each of which is a series of American Eagle Funds, Inc.

         (b) The principal business address of U.S. Growth Investments, and of each director and officer of U.S. Growth Investments, is 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416. The names, positions and offices of the directors and senior officers of U.S. Growth Investments are set forth below.

Name                             Positions and Offices with Underwriter
----                             --------------------------------------
James R. Jundt                   Chairman of the Board
Marcus E. Jundt                  President, Treasurer and Secretary

         (c) Not applicable.

Item 28 -- Location of Accounts and Records

         The custodian of the Registrant is U.S. Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The dividend disbursing agent, transfer agent and fund accounting agent of the Registrant is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207. Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416.

Item 29 -- Management Services

         Not applicable.

Item 30 -- Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.

                                        JUNDT FUNDS, INC.


                                        By     /s/ James R. Jundt
                                           -------------------------------------
                                               James R. Jundt
                                               Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name/Signature                     Title                          Date
--------------                     -----                          ----

  /s/ James R. Jundt               Chairman of the Board          April 30, 2002
-----------------------------
James R. Jundt

Marcus E. Jundt*                   Director

John E. Clute*                     Director

Floyd Hall*                        Director

Demetre M. Nicoloff*               Director

Darrell R. Wells*                  Director

Clark W. Jernigan*                 Director

*By    /s/ James R. Jundt                                         April 30, 2002
    -------------------------
     James R. Jundt,
     Attorney-in-Fact

(Pursuant to Power of Attorney filed as Exhibit (p) to Post-Effective Amendment No. 6 to this Registration Statement on Form N-1A filed with the Commission on April 30, 2001.)

                                  EXHIBIT INDEX

NUMBER AND NAME OF EXHIBIT                                                       METHOD OF FILING
-----------------------------------------------------------------------          ----------------
(a)(1)   Articles of Incorporation and Series A and Series B Certificates of Designation  *
(a)(2)   Amended Series A and Series B Certificates of Designation.....                   *
(a)(3)   Series C Certificate of Designation...........................                   *
(a)(4)   Series D and Series E Certificates of Designation.............                   *
(b)      Bylaws (as amended)...........................................         Filed Electronically
(d)(1)   Jundt U.S. Emerging Growth Fund Investment Advisory Agreement.                   *
(d)(2)   Jundt Opportunity Fund Investment Advisory Agreement..........                   *
(d)(3)   Jundt Twenty-Five Fund Investment Advisory Agreement..........                   *
(d)(4)   Jundt Mid-Cap Growth Fund Investment Advisory Agreement.......                   *
(d)(5)   Jundt Science & Technology Fund Investment Advisory Agreement                    *
(e)(1)   Jundt U.S. Emerging Growth Fund Distribution Agreement........                   *
(e)(2)   Jundt Opportunity Fund Distribution Agreement.................                   *
(e)(3)   Jundt Twenty-Five Fund Distribution Agreement.................                   *
(e)(4)   Jundt Mid-Cap Growth Fund Distribution Agreement .............                   *
(e)(5)   Jundt Science & Technology Fund Distribution Agreement .......                   *
(e)(6)   Form of Selected Dealer Agreement.............................                   *
(g)      Custody Agreement.............................................                   *
(h)(1)   Transfer Agency and Service Agreement.........................                   *
(h)(2)   Fund Administration Servicing Agreement.......................                   *
(h)(3)   Fund Accounting Servicing Agreement...........................                   *
(i)      Opinion and Consent of Faegre & Benson LLP....................                   *
(j)      Consent of KPMG LLP...........................................         Filed Electronically
(l)      Initial Capital Agreement ....................................                   *
(m)(1)   Jundt U.S. Emerging Growth Fund Class A Distribution Plan.....                   *
(m)(2)   Jundt U.S. Emerging Growth Fund Class B Distribution Plan.....                   *
(m)(3)   Jundt U.S. Emerging Growth Fund Class C Distribution Plan.....                   *
(m)(4)   Jundt Opportunity Fund Class A Distribution Plan..............                   *
(m)(5)   Jundt Opportunity Fund Class B Distribution Plan..............                   *
(m)(6)   Jundt Opportunity Fund Class C Distribution Plan..............                   *
(m)(7)   Jundt Twenty-Five Fund Class A Distribution Plan..............                   *
(m)(8)   Jundt Twenty-Five Fund Class B Distribution Plan..............                   *
(m)(9)   Jundt Twenty-Five Fund Class C Distribution Plan..............                   *
(m)(10)  Jundt Mid-Cap Growth Fund Class A Distribution Plan ...........                  *
(m)(11)  Jundt Mid-Cap Growth Fund Class B Distribution Plan ...........                  *
(m)(12)  Jundt Mid-Cap Growth Fund Class C Distribution Plan ...........                  *
(m)(13)  Jundt Science & Technology Fund Class A Distribution Plan......                  *
(m)(14)  Jundt Science & Technology Fund Class B Distribution Plan .....                  *
(m)(15)  Jundt Science & Technology Fund Class C Distribution Plan......                  *
(n)(1)   Amended and Restated Jundt U.S. Emerging Growth Fund
         Rule 18f-3 Plan...............................................         Filed Electronically
(n)(2)   Amended and Restated Jundt Opportunity Fund Rule 18f-3 Plan...         Filed Electronically
(n)(3)   Amended and Restated Jundt Twenty-Five Fund Rule 18f-3 Plan...         Filed Electronically
(n)(4)   Amended and Restated Jundt Mid-Cap Growth Fund Rule 18f-3 Plan         Filed Electronically
(n)(5)   Amended and Restated Jundt Science & Technology Fund
         Rule 18f-3 Plan...............................................         Filed Electronically
(o)      Code of Ethics (as amended)...................................         Filed Electronically
(p)      Power of Attorney.............................................                   *

------------------------
* Previously filed and incorporated by reference as indicated in Part C of this Registration Statement.